Shareholder Report	6 Months Ended
Mar. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Janus Investment Fund
Entity Central Index Key	0000277751
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
C000028918 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Balanced Fund
Class Name	Class T Shares
Trading Symbol	JABAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Balanced Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Balanced Fund (Class T Shares/JABAX)	$40	0.81%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.81%	[1]
Net Assets	$ 26,405,000,000
Holdings Count | Holding	769
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$26,405M
Number of portfolio holdings	769
Portfolio turnover rate	50%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	5.8
Alphabet Inc - Class C	4.0
Microsoft Corp	3.7
Apple Inc	3.2
Amazon.com Inc	2.8
Asset Allocation (% of net assets)
Common Stocks	63.6
Asset-Backed/Commercial Mortgage-Backed Securities	11.9
Corporate Bonds	10.6
Mortgage-Backed Securities	8.2
United States Treasury Notes/Bonds	3.4
Investment Companies	2.4
Foreign Government Bonds	0.9
Bank Loans and Mezzanine Loans	0.9
Investments Purchased with Cash Collateral from Securities Lending	0.1
Other	(2.0)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	5.8
Alphabet Inc - Class C	4.0
Microsoft Corp	3.7
Apple Inc	3.2
Amazon.com Inc	2.8

C000077654 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Balanced Fund
Class Name	Class S Shares
Trading Symbol	JABRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Balanced Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Balanced Fund (Class S Shares/JABRX)	$52	1.07%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.07%	[2]
Net Assets	$ 26,405,000,000
Holdings Count | Holding	769
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$26,405M
Number of portfolio holdings	769
Portfolio turnover rate	50%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	5.8
Alphabet Inc - Class C	4.0
Microsoft Corp	3.7
Apple Inc	3.2
Amazon.com Inc	2.8
Asset Allocation (% of net assets)
Common Stocks	63.6
Asset-Backed/Commercial Mortgage-Backed Securities	11.9
Corporate Bonds	10.6
Mortgage-Backed Securities	8.2
United States Treasury Notes/Bonds	3.4
Investment Companies	2.4
Foreign Government Bonds	0.9
Bank Loans and Mezzanine Loans	0.9
Investments Purchased with Cash Collateral from Securities Lending	0.1
Other	(2.0)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	5.8
Alphabet Inc - Class C	4.0
Microsoft Corp	3.7
Apple Inc	3.2
Amazon.com Inc	2.8

C000077653 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Balanced Fund
Class Name	Class R Shares
Trading Symbol	JDBRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Balanced Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Balanced Fund (Class R Shares/JDBRX)	$65	1.32%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.32%	[3]
Net Assets	$ 26,405,000,000
Holdings Count | Holding	769
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$26,405M
Number of portfolio holdings	769
Portfolio turnover rate	50%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	5.8
Alphabet Inc - Class C	4.0
Microsoft Corp	3.7
Apple Inc	3.2
Amazon.com Inc	2.8
Asset Allocation (% of net assets)
Common Stocks	63.6
Asset-Backed/Commercial Mortgage-Backed Securities	11.9
Corporate Bonds	10.6
Mortgage-Backed Securities	8.2
United States Treasury Notes/Bonds	3.4
Investment Companies	2.4
Foreign Government Bonds	0.9
Bank Loans and Mezzanine Loans	0.9
Investments Purchased with Cash Collateral from Securities Lending	0.1
Other	(2.0)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	5.8
Alphabet Inc - Class C	4.0
Microsoft Corp	3.7
Apple Inc	3.2
Amazon.com Inc	2.8

C000114869 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Balanced Fund
Class Name	Class N Shares
Trading Symbol	JABNX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Balanced Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Balanced Fund (Class N Shares/JABNX)	$28	0.57%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.57%	[4]
Net Assets	$ 26,405,000,000
Holdings Count | Holding	769
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$26,405M
Number of portfolio holdings	769
Portfolio turnover rate	50%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	5.8
Alphabet Inc - Class C	4.0
Microsoft Corp	3.7
Apple Inc	3.2
Amazon.com Inc	2.8
Asset Allocation (% of net assets)
Common Stocks	63.6
Asset-Backed/Commercial Mortgage-Backed Securities	11.9
Corporate Bonds	10.6
Mortgage-Backed Securities	8.2
United States Treasury Notes/Bonds	3.4
Investment Companies	2.4
Foreign Government Bonds	0.9
Bank Loans and Mezzanine Loans	0.9
Investments Purchased with Cash Collateral from Securities Lending	0.1
Other	(2.0)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	5.8
Alphabet Inc - Class C	4.0
Microsoft Corp	3.7
Apple Inc	3.2
Amazon.com Inc	2.8

C000077652 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Balanced Fund
Class Name	Class I Shares
Trading Symbol	JBALX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Balanced Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Balanced Fund (Class I Shares/JBALX)	$33	0.67%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.67%	[5]
Net Assets	$ 26,405,000,000
Holdings Count | Holding	769
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$26,405M
Number of portfolio holdings	769
Portfolio turnover rate	50%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	5.8
Alphabet Inc - Class C	4.0
Microsoft Corp	3.7
Apple Inc	3.2
Amazon.com Inc	2.8
Asset Allocation (% of net assets)
Common Stocks	63.6
Asset-Backed/Commercial Mortgage-Backed Securities	11.9
Corporate Bonds	10.6
Mortgage-Backed Securities	8.2
United States Treasury Notes/Bonds	3.4
Investment Companies	2.4
Foreign Government Bonds	0.9
Bank Loans and Mezzanine Loans	0.9
Investments Purchased with Cash Collateral from Securities Lending	0.1
Other	(2.0)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	5.8
Alphabet Inc - Class C	4.0
Microsoft Corp	3.7
Apple Inc	3.2
Amazon.com Inc	2.8

C000083512 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Balanced Fund
Class Name	Class D Shares
Trading Symbol	JANBX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Balanced Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
Additional Information Phone Number	1-800-525-3713
Additional Information Website	janushenderson.com/reports
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Balanced Fund (Class D Shares/JANBX)	$34	0.69%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.69%	[6]
Net Assets	$ 26,405,000,000
Holdings Count | Holding	769
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$26,405M
Number of portfolio holdings	769
Portfolio turnover rate	50%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	5.8
Alphabet Inc - Class C	4.0
Microsoft Corp	3.7
Apple Inc	3.2
Amazon.com Inc	2.8
Asset Allocation (% of net assets)
Common Stocks	63.6
Asset-Backed/Commercial Mortgage-Backed Securities	11.9
Corporate Bonds	10.6
Mortgage-Backed Securities	8.2
United States Treasury Notes/Bonds	3.4
Investment Companies	2.4
Foreign Government Bonds	0.9
Bank Loans and Mezzanine Loans	0.9
Investments Purchased with Cash Collateral from Securities Lending	0.1
Other	(2.0)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	5.8
Alphabet Inc - Class C	4.0
Microsoft Corp	3.7
Apple Inc	3.2
Amazon.com Inc	2.8

C000077651 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Balanced Fund
Class Name	Class C Shares
Trading Symbol	JABCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Balanced Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Balanced Fund (Class C Shares/JABCX)	$77	1.57%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	1.57%	[7]
Net Assets	$ 26,405,000,000
Holdings Count | Holding	769
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$26,405M
Number of portfolio holdings	769
Portfolio turnover rate	50%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	5.8
Alphabet Inc - Class C	4.0
Microsoft Corp	3.7
Apple Inc	3.2
Amazon.com Inc	2.8
Asset Allocation (% of net assets)
Common Stocks	63.6
Asset-Backed/Commercial Mortgage-Backed Securities	11.9
Corporate Bonds	10.6
Mortgage-Backed Securities	8.2
United States Treasury Notes/Bonds	3.4
Investment Companies	2.4
Foreign Government Bonds	0.9
Bank Loans and Mezzanine Loans	0.9
Investments Purchased with Cash Collateral from Securities Lending	0.1
Other	(2.0)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	5.8
Alphabet Inc - Class C	4.0
Microsoft Corp	3.7
Apple Inc	3.2
Amazon.com Inc	2.8

C000077650 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Balanced Fund
Class Name	Class A Shares
Trading Symbol	JDBAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Balanced Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Balanced Fund (Class A Shares/JDBAX)	$44	0.89%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.89%	[8]
Net Assets	$ 26,405,000,000
Holdings Count | Holding	769
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$26,405M
Number of portfolio holdings	769
Portfolio turnover rate	50%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	5.8
Alphabet Inc - Class C	4.0
Microsoft Corp	3.7
Apple Inc	3.2
Amazon.com Inc	2.8
Asset Allocation (% of net assets)
Common Stocks	63.6
Asset-Backed/Commercial Mortgage-Backed Securities	11.9
Corporate Bonds	10.6
Mortgage-Backed Securities	8.2
United States Treasury Notes/Bonds	3.4
Investment Companies	2.4
Foreign Government Bonds	0.9
Bank Loans and Mezzanine Loans	0.9
Investments Purchased with Cash Collateral from Securities Lending	0.1
Other	(2.0)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	5.8
Alphabet Inc - Class C	4.0
Microsoft Corp	3.7
Apple Inc	3.2
Amazon.com Inc	2.8

C000077655 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Technology and Innovation Fund
Class Name	Class A Shares
Trading Symbol	JATAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Global Technology and Innovation Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Technology and Innovation Fund (Class A Shares/JATAX)	$47	0.98%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.98%	[9]
Net Assets	$ 7,836,000,000
Holdings Count | Holding	49
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$7,836M
Number of portfolio holdings	49
Portfolio turnover rate	27%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	16.2
NVIDIA Corp	16.2
Microsoft Corp	7.7
Broadcom Inc	6.0
Apple Inc	4.9
Asset Allocation (% of net assets)
Common Stocks	97.8
Investment Companies	2.1
Investments Purchased with Cash Collateral from Securities Lending	0.7
Private Placements	0.2
Warrants	0.0
Other	(0.8)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	16.2
NVIDIA Corp	16.2
Microsoft Corp	7.7
Broadcom Inc	6.0
Apple Inc	4.9

C000077656 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Technology and Innovation Fund
Class Name	Class C Shares
Trading Symbol	JAGCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Global Technology and Innovation Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Technology and Innovation Fund (Class C Shares/JAGCX)	$77	1.60%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	1.60%	[10]
Net Assets	$ 7,836,000,000
Holdings Count | Holding	49
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$7,836M
Number of portfolio holdings	49
Portfolio turnover rate	27%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	16.2
NVIDIA Corp	16.2
Microsoft Corp	7.7
Broadcom Inc	6.0
Apple Inc	4.9
Asset Allocation (% of net assets)
Common Stocks	97.8
Investment Companies	2.1
Investments Purchased with Cash Collateral from Securities Lending	0.7
Private Placements	0.2
Warrants	0.0
Other	(0.8)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	16.2
NVIDIA Corp	16.2
Microsoft Corp	7.7
Broadcom Inc	6.0
Apple Inc	4.9

C000083513 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Technology and Innovation Fund
Class Name	Class D Shares
Trading Symbol	JNGTX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Global Technology and Innovation Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
Additional Information Phone Number	1-800-525-3713
Additional Information Website	janushenderson.com/reports
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Technology and Innovation Fund (Class D Shares/JNGTX)	$38	0.78%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.78%	[11]
Net Assets	$ 7,836,000,000
Holdings Count | Holding	49
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$7,836M
Number of portfolio holdings	49
Portfolio turnover rate	27%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	16.2
NVIDIA Corp	16.2
Microsoft Corp	7.7
Broadcom Inc	6.0
Apple Inc	4.9
Asset Allocation (% of net assets)
Common Stocks	97.8
Investment Companies	2.1
Investments Purchased with Cash Collateral from Securities Lending	0.7
Private Placements	0.2
Warrants	0.0
Other	(0.8)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	16.2
NVIDIA Corp	16.2
Microsoft Corp	7.7
Broadcom Inc	6.0
Apple Inc	4.9

C000077657 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Technology and Innovation Fund
Class Name	Class I Shares
Trading Symbol	JATIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Global Technology and Innovation Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Technology and Innovation Fund (Class I Shares/JATIX)	$37	0.76%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.76%	[12]
Net Assets	$ 7,836,000,000
Holdings Count | Holding	49
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$7,836M
Number of portfolio holdings	49
Portfolio turnover rate	27%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	16.2
NVIDIA Corp	16.2
Microsoft Corp	7.7
Broadcom Inc	6.0
Apple Inc	4.9
Asset Allocation (% of net assets)
Common Stocks	97.8
Investment Companies	2.1
Investments Purchased with Cash Collateral from Securities Lending	0.7
Private Placements	0.2
Warrants	0.0
Other	(0.8)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	16.2
NVIDIA Corp	16.2
Microsoft Corp	7.7
Broadcom Inc	6.0
Apple Inc	4.9

C000177052 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Technology and Innovation Fund
Class Name	Class N Shares
Trading Symbol	JATNX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Global Technology and Innovation Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Technology and Innovation Fund (Class N Shares/JATNX)	$32	0.67%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.67%	[13]
Net Assets	$ 7,836,000,000
Holdings Count | Holding	49
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$7,836M
Number of portfolio holdings	49
Portfolio turnover rate	27%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	16.2
NVIDIA Corp	16.2
Microsoft Corp	7.7
Broadcom Inc	6.0
Apple Inc	4.9
Asset Allocation (% of net assets)
Common Stocks	97.8
Investment Companies	2.1
Investments Purchased with Cash Collateral from Securities Lending	0.7
Private Placements	0.2
Warrants	0.0
Other	(0.8)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	16.2
NVIDIA Corp	16.2
Microsoft Corp	7.7
Broadcom Inc	6.0
Apple Inc	4.9

C000077658 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Technology and Innovation Fund
Class Name	Class S Shares
Trading Symbol	JATSX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Global Technology and Innovation Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Technology and Innovation Fund (Class S Shares/JATSX)	$56	1.17%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.17%	[14]
Net Assets	$ 7,836,000,000
Holdings Count | Holding	49
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$7,836M
Number of portfolio holdings	49
Portfolio turnover rate	27%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	16.2
NVIDIA Corp	16.2
Microsoft Corp	7.7
Broadcom Inc	6.0
Apple Inc	4.9
Asset Allocation (% of net assets)
Common Stocks	97.8
Investment Companies	2.1
Investments Purchased with Cash Collateral from Securities Lending	0.7
Private Placements	0.2
Warrants	0.0
Other	(0.8)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	16.2
NVIDIA Corp	16.2
Microsoft Corp	7.7
Broadcom Inc	6.0
Apple Inc	4.9

C000028919 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Technology and Innovation Fund
Class Name	Class T Shares
Trading Symbol	JAGTX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Global Technology and Innovation Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Technology and Innovation Fund (Class T Shares/JAGTX)	$43	0.90%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.90%	[15]
Net Assets	$ 7,836,000,000
Holdings Count | Holding	49
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$7,836M
Number of portfolio holdings	49
Portfolio turnover rate	27%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	16.2
NVIDIA Corp	16.2
Microsoft Corp	7.7
Broadcom Inc	6.0
Apple Inc	4.9
Asset Allocation (% of net assets)
Common Stocks	97.8
Investment Companies	2.1
Investments Purchased with Cash Collateral from Securities Lending	0.7
Private Placements	0.2
Warrants	0.0
Other	(0.8)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	16.2
NVIDIA Corp	16.2
Microsoft Corp	7.7
Broadcom Inc	6.0
Apple Inc	4.9

C000028923 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Growth and Income Fund
Class Name	Class T Shares
Trading Symbol	JAGIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Growth and Income Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Growth and Income Fund (Class T Shares/JAGIX)	$42	0.85%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.85%	[16]
Net Assets	$ 7,641,000,000
Holdings Count | Holding	69
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$7,641M
Number of portfolio holdings	69
Portfolio turnover rate	21%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Alphabet Inc - Class C	6.4
Microsoft Corp	6.0
Apple Inc	5.1
Broadcom Inc	4.1
Meta Platforms Inc - Class A	2.9
Asset Allocation (% of net assets)
Common Stocks	99.9
Investment Companies	0.1
Other	0.0
Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Alphabet Inc - Class C	6.4
Microsoft Corp	6.0
Apple Inc	5.1
Broadcom Inc	4.1
Meta Platforms Inc - Class A	2.9

C000077663 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Growth and Income Fund
Class Name	Class S Shares
Trading Symbol	JADGX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Growth and Income Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Growth and Income Fund (Class S Shares/JADGX)	$55	1.11%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.11%	[17]
Net Assets	$ 7,641,000,000
Holdings Count | Holding	69
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$7,641M
Number of portfolio holdings	69
Portfolio turnover rate	21%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Alphabet Inc - Class C	6.4
Microsoft Corp	6.0
Apple Inc	5.1
Broadcom Inc	4.1
Meta Platforms Inc - Class A	2.9
Asset Allocation (% of net assets)
Common Stocks	99.9
Investment Companies	0.1
Other	0.0
Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Alphabet Inc - Class C	6.4
Microsoft Corp	6.0
Apple Inc	5.1
Broadcom Inc	4.1
Meta Platforms Inc - Class A	2.9

C000077662 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Growth and Income Fund
Class Name	Class R Shares
Trading Symbol	JDNRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Growth and Income Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Growth and Income Fund (Class R Shares/JDNRX)	$67	1.37%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.37%	[18]
Net Assets	$ 7,641,000,000
Holdings Count | Holding	69
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$7,641M
Number of portfolio holdings	69
Portfolio turnover rate	21%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Alphabet Inc - Class C	6.4
Microsoft Corp	6.0
Apple Inc	5.1
Broadcom Inc	4.1
Meta Platforms Inc - Class A	2.9
Asset Allocation (% of net assets)
Common Stocks	99.9
Investment Companies	0.1
Other	0.0
Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Alphabet Inc - Class C	6.4
Microsoft Corp	6.0
Apple Inc	5.1
Broadcom Inc	4.1
Meta Platforms Inc - Class A	2.9

C000114870 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Growth and Income Fund
Class Name	Class N Shares
Trading Symbol	JDNNX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Growth and Income Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Growth and Income Fund (Class N Shares/JDNNX)	$31	0.63%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.63%	[19]
Net Assets	$ 7,641,000,000
Holdings Count | Holding	69
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$7,641M
Number of portfolio holdings	69
Portfolio turnover rate	21%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Alphabet Inc - Class C	6.4
Microsoft Corp	6.0
Apple Inc	5.1
Broadcom Inc	4.1
Meta Platforms Inc - Class A	2.9
Asset Allocation (% of net assets)
Common Stocks	99.9
Investment Companies	0.1
Other	0.0
Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Alphabet Inc - Class C	6.4
Microsoft Corp	6.0
Apple Inc	5.1
Broadcom Inc	4.1
Meta Platforms Inc - Class A	2.9

C000077661 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Growth and Income Fund
Class Name	Class I Shares
Trading Symbol	JGINX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Growth and Income Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Growth and Income Fund (Class I Shares/JGINX)	$36	0.72%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.72%	[20]
Net Assets	$ 7,641,000,000
Holdings Count | Holding	69
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$7,641M
Number of portfolio holdings	69
Portfolio turnover rate	21%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Alphabet Inc - Class C	6.4
Microsoft Corp	6.0
Apple Inc	5.1
Broadcom Inc	4.1
Meta Platforms Inc - Class A	2.9
Asset Allocation (% of net assets)
Common Stocks	99.9
Investment Companies	0.1
Other	0.0
Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Alphabet Inc - Class C	6.4
Microsoft Corp	6.0
Apple Inc	5.1
Broadcom Inc	4.1
Meta Platforms Inc - Class A	2.9

C000083515 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Growth and Income Fund
Class Name	Class D Shares
Trading Symbol	JNGIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Growth and Income Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
Additional Information Phone Number	1-800-525-3713
Additional Information Website	janushenderson.com/reports
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Growth and Income Fund (Class D Shares/JNGIX)	$36	0.73%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.73%	[21]
Net Assets	$ 7,641,000,000
Holdings Count | Holding	69
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$7,641M
Number of portfolio holdings	69
Portfolio turnover rate	21%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Alphabet Inc - Class C	6.4
Microsoft Corp	6.0
Apple Inc	5.1
Broadcom Inc	4.1
Meta Platforms Inc - Class A	2.9
Asset Allocation (% of net assets)
Common Stocks	99.9
Investment Companies	0.1
Other	0.0
Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Alphabet Inc - Class C	6.4
Microsoft Corp	6.0
Apple Inc	5.1
Broadcom Inc	4.1
Meta Platforms Inc - Class A	2.9

C000077660 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Growth and Income Fund
Class Name	Class C Shares
Trading Symbol	JGICX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Growth and Income Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Growth and Income Fund (Class C Shares/JGICX)	$77	1.57%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	1.57%	[22]
Net Assets	$ 7,641,000,000
Holdings Count | Holding	69
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$7,641M
Number of portfolio holdings	69
Portfolio turnover rate	21%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Alphabet Inc - Class C	6.4
Microsoft Corp	6.0
Apple Inc	5.1
Broadcom Inc	4.1
Meta Platforms Inc - Class A	2.9
Asset Allocation (% of net assets)
Common Stocks	99.9
Investment Companies	0.1
Other	0.0
Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Alphabet Inc - Class C	6.4
Microsoft Corp	6.0
Apple Inc	5.1
Broadcom Inc	4.1
Meta Platforms Inc - Class A	2.9

C000077659 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Growth and Income Fund
Class Name	Class A Shares
Trading Symbol	JDNAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Growth and Income Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Growth and Income Fund (Class A Shares/JDNAX)	$48	0.97%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.97%	[23]
Net Assets	$ 7,641,000,000
Holdings Count | Holding	69
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$7,641M
Number of portfolio holdings	69
Portfolio turnover rate	21%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Alphabet Inc - Class C	6.4
Microsoft Corp	6.0
Apple Inc	5.1
Broadcom Inc	4.1
Meta Platforms Inc - Class A	2.9
Asset Allocation (% of net assets)
Common Stocks	99.9
Investment Companies	0.1
Other	0.0
Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Alphabet Inc - Class C	6.4
Microsoft Corp	6.0
Apple Inc	5.1
Broadcom Inc	4.1
Meta Platforms Inc - Class A	2.9

C000077669 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Research Fund
Class Name	Class A Shares
Trading Symbol	JRAAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Research Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Research Fund (Class A Shares/JRAAX)	$50	1.05%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.05%	[24]
Net Assets	$ 24,754,000,000
Holdings Count | Holding	83
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$24,754M
Number of portfolio holdings	83
Portfolio turnover rate	13%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	14.5
Microsoft Corp	9.5
Alphabet Inc - Class C	6.8
Apple Inc	6.6
Broadcom Inc	5.8
Asset Allocation (% of net assets)
Common Stocks	100.0
Investments Purchased with Cash Collateral from Securities Lending	0.0
Other	(0.0)
Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	14.5
Microsoft Corp	9.5
Alphabet Inc - Class C	6.8
Apple Inc	6.6
Broadcom Inc	5.8

C000077670 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Research Fund
Class Name	Class C Shares
Trading Symbol	JRACX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Research Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Research Fund (Class C Shares/JRACX)	$81	1.71%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	1.71%	[25]
Net Assets	$ 24,754,000,000
Holdings Count | Holding	83
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$24,754M
Number of portfolio holdings	83
Portfolio turnover rate	13%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	14.5
Microsoft Corp	9.5
Alphabet Inc - Class C	6.8
Apple Inc	6.6
Broadcom Inc	5.8
Asset Allocation (% of net assets)
Common Stocks	100.0
Investments Purchased with Cash Collateral from Securities Lending	0.0
Other	(0.0)
Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	14.5
Microsoft Corp	9.5
Alphabet Inc - Class C	6.8
Apple Inc	6.6
Broadcom Inc	5.8

C000083517 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Research Fund
Class Name	Class D Shares
Trading Symbol	JNRFX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Research Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
Additional Information Phone Number	1-800-525-3713
Additional Information Website	janushenderson.com/reports
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Research Fund (Class D Shares/JNRFX)	$40	0.85%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.85%	[26]
Net Assets	$ 24,754,000,000
Holdings Count | Holding	83
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$24,754M
Number of portfolio holdings	83
Portfolio turnover rate	13%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	14.5
Microsoft Corp	9.5
Alphabet Inc - Class C	6.8
Apple Inc	6.6
Broadcom Inc	5.8
Asset Allocation (% of net assets)
Common Stocks	100.0
Investments Purchased with Cash Collateral from Securities Lending	0.0
Other	(0.0)
Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	14.5
Microsoft Corp	9.5
Alphabet Inc - Class C	6.8
Apple Inc	6.6
Broadcom Inc	5.8

C000077671 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Research Fund
Class Name	Class I Shares
Trading Symbol	JRAIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Research Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Research Fund (Class I Shares/JRAIX)	$41	0.87%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.87%	[27]
Net Assets	$ 24,754,000,000
Holdings Count | Holding	83
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$24,754M
Number of portfolio holdings	83
Portfolio turnover rate	13%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	14.5
Microsoft Corp	9.5
Alphabet Inc - Class C	6.8
Apple Inc	6.6
Broadcom Inc	5.8
Asset Allocation (% of net assets)
Common Stocks	100.0
Investments Purchased with Cash Collateral from Securities Lending	0.0
Other	(0.0)
Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	14.5
Microsoft Corp	9.5
Alphabet Inc - Class C	6.8
Apple Inc	6.6
Broadcom Inc	5.8

C000114872 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Research Fund
Class Name	Class N Shares
Trading Symbol	JRANX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Research Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Research Fund (Class N Shares/JRANX)	$35	0.74%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.74%	[28]
Net Assets	$ 24,754,000,000
Holdings Count | Holding	83
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$24,754M
Number of portfolio holdings	83
Portfolio turnover rate	13%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	14.5
Microsoft Corp	9.5
Alphabet Inc - Class C	6.8
Apple Inc	6.6
Broadcom Inc	5.8
Asset Allocation (% of net assets)
Common Stocks	100.0
Investments Purchased with Cash Collateral from Securities Lending	0.0
Other	(0.0)
Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	14.5
Microsoft Corp	9.5
Alphabet Inc - Class C	6.8
Apple Inc	6.6
Broadcom Inc	5.8

C000177053 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Research Fund
Class Name	Class R Shares
Trading Symbol	JRARX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Research Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Research Fund (Class R Shares/JRARX)	$70	1.47%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.47%	[29]
Net Assets	$ 24,754,000,000
Holdings Count | Holding	83
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$24,754M
Number of portfolio holdings	83
Portfolio turnover rate	13%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	14.5
Microsoft Corp	9.5
Alphabet Inc - Class C	6.8
Apple Inc	6.6
Broadcom Inc	5.8
Asset Allocation (% of net assets)
Common Stocks	100.0
Investments Purchased with Cash Collateral from Securities Lending	0.0
Other	(0.0)
Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	14.5
Microsoft Corp	9.5
Alphabet Inc - Class C	6.8
Apple Inc	6.6
Broadcom Inc	5.8

C000077672 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Research Fund
Class Name	Class S Shares
Trading Symbol	JRASX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Research Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Research Fund (Class S Shares/JRASX)	$59	1.25%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.25%	[30]
Net Assets	$ 24,754,000,000
Holdings Count | Holding	83
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$24,754M
Number of portfolio holdings	83
Portfolio turnover rate	13%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	14.5
Microsoft Corp	9.5
Alphabet Inc - Class C	6.8
Apple Inc	6.6
Broadcom Inc	5.8
Asset Allocation (% of net assets)
Common Stocks	100.0
Investments Purchased with Cash Collateral from Securities Lending	0.0
Other	(0.0)
Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	14.5
Microsoft Corp	9.5
Alphabet Inc - Class C	6.8
Apple Inc	6.6
Broadcom Inc	5.8

C000028926 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Research Fund
Class Name	Class T Shares
Trading Symbol	JAMRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Research Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Research Fund (Class T Shares/JAMRX)	$46	0.96%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.96%	[31]
Net Assets	$ 24,754,000,000
Holdings Count | Holding	83
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$24,754M
Number of portfolio holdings	83
Portfolio turnover rate	13%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	14.5
Microsoft Corp	9.5
Alphabet Inc - Class C	6.8
Apple Inc	6.6
Broadcom Inc	5.8
Asset Allocation (% of net assets)
Common Stocks	100.0
Investments Purchased with Cash Collateral from Securities Lending	0.0
Other	(0.0)
Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	14.5
Microsoft Corp	9.5
Alphabet Inc - Class C	6.8
Apple Inc	6.6
Broadcom Inc	5.8

C000028933 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Select Fund
Class Name	Class T Shares
Trading Symbol	JORNX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Global Select Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Select Fund (Class T Shares/JORNX)	$45	0.91%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.91%	[32]
Net Assets	$ 3,039,000,000
Holdings Count | Holding	50
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$3,039M
Number of portfolio holdings	50
Portfolio turnover rate	24%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	6.7
NVIDIA Corp	6.4
Alphabet Inc - Class A	4.6
Amazon.com Inc	4.3
BAE Systems PLC	4.1
Asset Allocation (% of net assets)
Common Stocks	97.7
Investment Companies	1.6
Investments Purchased with Cash Collateral from Securities Lending	1.1
Private Placements	0.0
Other	(0.4)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	6.7
NVIDIA Corp	6.4
Alphabet Inc - Class A	4.6
Amazon.com Inc	4.3
BAE Systems PLC	4.1

C000077682 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Select Fund
Class Name	Class S Shares
Trading Symbol	JORIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Global Select Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Select Fund (Class S Shares/JORIX)	$64	1.29%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.29%	[33]
Net Assets	$ 3,039,000,000
Holdings Count | Holding	50
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$3,039M
Number of portfolio holdings	50
Portfolio turnover rate	24%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	6.7
NVIDIA Corp	6.4
Alphabet Inc - Class A	4.6
Amazon.com Inc	4.3
BAE Systems PLC	4.1
Asset Allocation (% of net assets)
Common Stocks	97.7
Investment Companies	1.6
Investments Purchased with Cash Collateral from Securities Lending	1.1
Private Placements	0.0
Other	(0.4)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	6.7
NVIDIA Corp	6.4
Alphabet Inc - Class A	4.6
Amazon.com Inc	4.3
BAE Systems PLC	4.1

C000077681 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Select Fund
Class Name	Class R Shares
Trading Symbol	JORRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Global Select Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Select Fund (Class R Shares/JORRX)	$77	1.55%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	1.55%	[34]
Net Assets	$ 3,039,000,000
Holdings Count | Holding	50
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$3,039M
Number of portfolio holdings	50
Portfolio turnover rate	24%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	6.7
NVIDIA Corp	6.4
Alphabet Inc - Class A	4.6
Amazon.com Inc	4.3
BAE Systems PLC	4.1
Asset Allocation (% of net assets)
Common Stocks	97.7
Investment Companies	1.6
Investments Purchased with Cash Collateral from Securities Lending	1.1
Private Placements	0.0
Other	(0.4)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	6.7
NVIDIA Corp	6.4
Alphabet Inc - Class A	4.6
Amazon.com Inc	4.3
BAE Systems PLC	4.1

C000114874 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Select Fund
Class Name	Class N Shares
Trading Symbol	JSLNX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Global Select Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Select Fund (Class N Shares/JSLNX)	$34	0.69%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.69%	[35]
Net Assets	$ 3,039,000,000
Holdings Count | Holding	50
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$3,039M
Number of portfolio holdings	50
Portfolio turnover rate	24%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	6.7
NVIDIA Corp	6.4
Alphabet Inc - Class A	4.6
Amazon.com Inc	4.3
BAE Systems PLC	4.1
Asset Allocation (% of net assets)
Common Stocks	97.7
Investment Companies	1.6
Investments Purchased with Cash Collateral from Securities Lending	1.1
Private Placements	0.0
Other	(0.4)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	6.7
NVIDIA Corp	6.4
Alphabet Inc - Class A	4.6
Amazon.com Inc	4.3
BAE Systems PLC	4.1

C000077680 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Select Fund
Class Name	Class I Shares
Trading Symbol	JORFX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Global Select Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Select Fund (Class I Shares/JORFX)	$39	0.79%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.79%	[36]
Net Assets	$ 3,039,000,000
Holdings Count | Holding	50
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$3,039M
Number of portfolio holdings	50
Portfolio turnover rate	24%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	6.7
NVIDIA Corp	6.4
Alphabet Inc - Class A	4.6
Amazon.com Inc	4.3
BAE Systems PLC	4.1
Asset Allocation (% of net assets)
Common Stocks	97.7
Investment Companies	1.6
Investments Purchased with Cash Collateral from Securities Lending	1.1
Private Placements	0.0
Other	(0.4)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	6.7
NVIDIA Corp	6.4
Alphabet Inc - Class A	4.6
Amazon.com Inc	4.3
BAE Systems PLC	4.1

C000083520 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Select Fund
Class Name	Class D Shares
Trading Symbol	JANRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Global Select Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
Additional Information Phone Number	1-800-525-3713
Additional Information Website	janushenderson.com/reports
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Select Fund (Class D Shares/JANRX)	$40	0.81%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.81%	[37]
Net Assets	$ 3,039,000,000
Holdings Count | Holding	50
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$3,039M
Number of portfolio holdings	50
Portfolio turnover rate	24%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	6.7
NVIDIA Corp	6.4
Alphabet Inc - Class A	4.6
Amazon.com Inc	4.3
BAE Systems PLC	4.1
Asset Allocation (% of net assets)
Common Stocks	97.7
Investment Companies	1.6
Investments Purchased with Cash Collateral from Securities Lending	1.1
Private Placements	0.0
Other	(0.4)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	6.7
NVIDIA Corp	6.4
Alphabet Inc - Class A	4.6
Amazon.com Inc	4.3
BAE Systems PLC	4.1

C000077679 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Select Fund
Class Name	Class C Shares
Trading Symbol	JORCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Global Select Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Select Fund (Class C Shares/JORCX)	$94	1.89%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	1.89%	[38]
Net Assets	$ 3,039,000,000
Holdings Count | Holding	50
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$3,039M
Number of portfolio holdings	50
Portfolio turnover rate	24%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	6.7
NVIDIA Corp	6.4
Alphabet Inc - Class A	4.6
Amazon.com Inc	4.3
BAE Systems PLC	4.1
Asset Allocation (% of net assets)
Common Stocks	97.7
Investment Companies	1.6
Investments Purchased with Cash Collateral from Securities Lending	1.1
Private Placements	0.0
Other	(0.4)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	6.7
NVIDIA Corp	6.4
Alphabet Inc - Class A	4.6
Amazon.com Inc	4.3
BAE Systems PLC	4.1

C000077678 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Select Fund
Class Name	Class A Shares
Trading Symbol	JORAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Global Select Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Select Fund (Class A Shares/JORAX)	$50	1.01%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.01%	[39]
Net Assets	$ 3,039,000,000
Holdings Count | Holding	50
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$3,039M
Number of portfolio holdings	50
Portfolio turnover rate	24%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	6.7
NVIDIA Corp	6.4
Alphabet Inc - Class A	4.6
Amazon.com Inc	4.3
BAE Systems PLC	4.1
Asset Allocation (% of net assets)
Common Stocks	97.7
Investment Companies	1.6
Investments Purchased with Cash Collateral from Securities Lending	1.1
Private Placements	0.0
Other	(0.4)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	6.7
NVIDIA Corp	6.4
Alphabet Inc - Class A	4.6
Amazon.com Inc	4.3
BAE Systems PLC	4.1

C000077683 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Contrarian Fund
Class Name	Class A Shares
Trading Symbol	JCNAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Contrarian Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Contrarian Fund (Class A Shares/JCNAX)	$43	0.90%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.90%	[40]
Net Assets	$ 4,282,000,000
Holdings Count | Holding	44
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$4,282M
Number of portfolio holdings	44
Portfolio turnover rate	24%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Oracle Corp	6.5
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	5.7
Amazon.com Inc	4.9
Capital One Financial Corp	4.8
PNC Financial Services Group Inc/The	4.7
Asset Allocation (% of net assets)
Common Stocks	99.9
Investments Purchased with Cash Collateral from Securities Lending	1.6
Investment Companies	0.2
Rights	0.0
Other	(1.7)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]
5 Largest Equity Holdings (% of net assets)
Oracle Corp	6.5
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	5.7
Amazon.com Inc	4.9
Capital One Financial Corp	4.8
PNC Financial Services Group Inc/The	4.7

C000077684 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Contrarian Fund
Class Name	Class C Shares
Trading Symbol	JCNCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Contrarian Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Contrarian Fund (Class C Shares/JCNCX)	$73	1.52%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.52%	[41]
Net Assets	$ 4,282,000,000
Holdings Count | Holding	44
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$4,282M
Number of portfolio holdings	44
Portfolio turnover rate	24%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Oracle Corp	6.5
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	5.7
Amazon.com Inc	4.9
Capital One Financial Corp	4.8
PNC Financial Services Group Inc/The	4.7
Asset Allocation (% of net assets)
Common Stocks	99.9
Investments Purchased with Cash Collateral from Securities Lending	1.6
Investment Companies	0.2
Rights	0.0
Other	(1.7)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]
5 Largest Equity Holdings (% of net assets)
Oracle Corp	6.5
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	5.7
Amazon.com Inc	4.9
Capital One Financial Corp	4.8
PNC Financial Services Group Inc/The	4.7

C000083521 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Contrarian Fund
Class Name	Class D Shares
Trading Symbol	JACNX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Contrarian Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
Additional Information Phone Number	1-800-525-3713
Additional Information Website	janushenderson.com/reports
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Contrarian Fund (Class D Shares/JACNX)	$31	0.64%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.64%	[42]
Net Assets	$ 4,282,000,000
Holdings Count | Holding	44
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$4,282M
Number of portfolio holdings	44
Portfolio turnover rate	24%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Oracle Corp	6.5
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	5.7
Amazon.com Inc	4.9
Capital One Financial Corp	4.8
PNC Financial Services Group Inc/The	4.7
Asset Allocation (% of net assets)
Common Stocks	99.9
Investments Purchased with Cash Collateral from Securities Lending	1.6
Investment Companies	0.2
Rights	0.0
Other	(1.7)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]
5 Largest Equity Holdings (% of net assets)
Oracle Corp	6.5
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	5.7
Amazon.com Inc	4.9
Capital One Financial Corp	4.8
PNC Financial Services Group Inc/The	4.7

C000077685 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Contrarian Fund
Class Name	Class I Shares
Trading Symbol	JCONX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Contrarian Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Contrarian Fund (Class I Shares/JCONX)	$30	0.63%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.63%	[43]
Net Assets	$ 4,282,000,000
Holdings Count | Holding	44
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$4,282M
Number of portfolio holdings	44
Portfolio turnover rate	24%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Oracle Corp	6.5
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	5.7
Amazon.com Inc	4.9
Capital One Financial Corp	4.8
PNC Financial Services Group Inc/The	4.7
Asset Allocation (% of net assets)
Common Stocks	99.9
Investments Purchased with Cash Collateral from Securities Lending	1.6
Investment Companies	0.2
Rights	0.0
Other	(1.7)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]
5 Largest Equity Holdings (% of net assets)
Oracle Corp	6.5
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	5.7
Amazon.com Inc	4.9
Capital One Financial Corp	4.8
PNC Financial Services Group Inc/The	4.7

C000114875 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Contrarian Fund
Class Name	Class N Shares
Trading Symbol	JCNNX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Contrarian Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Contrarian Fund (Class N Shares/JCNNX)	$25	0.52%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.52%	[44]
Net Assets	$ 4,282,000,000
Holdings Count | Holding	44
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$4,282M
Number of portfolio holdings	44
Portfolio turnover rate	24%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Oracle Corp	6.5
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	5.7
Amazon.com Inc	4.9
Capital One Financial Corp	4.8
PNC Financial Services Group Inc/The	4.7
Asset Allocation (% of net assets)
Common Stocks	99.9
Investments Purchased with Cash Collateral from Securities Lending	1.6
Investment Companies	0.2
Rights	0.0
Other	(1.7)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]
5 Largest Equity Holdings (% of net assets)
Oracle Corp	6.5
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	5.7
Amazon.com Inc	4.9
Capital One Financial Corp	4.8
PNC Financial Services Group Inc/The	4.7

C000077686 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Contrarian Fund
Class Name	Class R Shares
Trading Symbol	JCNRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Contrarian Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Contrarian Fund (Class R Shares/JCNRX)	$64	1.35%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.35%	[45]
Net Assets	$ 4,282,000,000
Holdings Count | Holding	44
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$4,282M
Number of portfolio holdings	44
Portfolio turnover rate	24%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Oracle Corp	6.5
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	5.7
Amazon.com Inc	4.9
Capital One Financial Corp	4.8
PNC Financial Services Group Inc/The	4.7
Asset Allocation (% of net assets)
Common Stocks	99.9
Investments Purchased with Cash Collateral from Securities Lending	1.6
Investment Companies	0.2
Rights	0.0
Other	(1.7)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]
5 Largest Equity Holdings (% of net assets)
Oracle Corp	6.5
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	5.7
Amazon.com Inc	4.9
Capital One Financial Corp	4.8
PNC Financial Services Group Inc/The	4.7

C000077687 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Contrarian Fund
Class Name	Class S Shares
Trading Symbol	JCNIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Contrarian Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Contrarian Fund (Class S Shares/JCNIX)	$52	1.09%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.09%	[46]
Net Assets	$ 4,282,000,000
Holdings Count | Holding	44
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$4,282M
Number of portfolio holdings	44
Portfolio turnover rate	24%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Oracle Corp	6.5
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	5.7
Amazon.com Inc	4.9
Capital One Financial Corp	4.8
PNC Financial Services Group Inc/The	4.7
Asset Allocation (% of net assets)
Common Stocks	99.9
Investments Purchased with Cash Collateral from Securities Lending	1.6
Investment Companies	0.2
Rights	0.0
Other	(1.7)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]
5 Largest Equity Holdings (% of net assets)
Oracle Corp	6.5
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	5.7
Amazon.com Inc	4.9
Capital One Financial Corp	4.8
PNC Financial Services Group Inc/The	4.7

C000028934 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Contrarian Fund
Class Name	Class T Shares
Trading Symbol	JSVAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Contrarian Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Contrarian Fund (Class T Shares/JSVAX)	$36	0.75%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.75%	[47]
Net Assets	$ 4,282,000,000
Holdings Count | Holding	44
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$4,282M
Number of portfolio holdings	44
Portfolio turnover rate	24%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Oracle Corp	6.5
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	5.7
Amazon.com Inc	4.9
Capital One Financial Corp	4.8
PNC Financial Services Group Inc/The	4.7
Asset Allocation (% of net assets)
Common Stocks	99.9
Investments Purchased with Cash Collateral from Securities Lending	1.6
Investment Companies	0.2
Rights	0.0
Other	(1.7)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]
5 Largest Equity Holdings (% of net assets)
Oracle Corp	6.5
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	5.7
Amazon.com Inc	4.9
Capital One Financial Corp	4.8
PNC Financial Services Group Inc/The	4.7

C000028935 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Overseas Fund
Class Name	Class T Shares
Trading Symbol	JAOSX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Overseas Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Overseas Fund (Class T Shares/JAOSX)	$42	0.82%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.82%	[48]
Net Assets	$ 4,052,000,000
Holdings Count | Holding	47
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$4,052M
Number of portfolio holdings	47
Portfolio turnover rate	28%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	6.7
ASML Holding NV	4.3
BAE Systems PLC	4.1
Banco Bilbao Vizcaya Argentaria SA	3.9
Deutsche Telekom AG	3.6
Asset Allocation (% of net assets)
Common Stocks	98.1
Investments Purchased with Cash Collateral from Securities Lending	2.4
Investment Companies	1.2
Other	(1.7)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	6.7
ASML Holding NV	4.3
BAE Systems PLC	4.1
Banco Bilbao Vizcaya Argentaria SA	3.9
Deutsche Telekom AG	3.6

C000077692 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Overseas Fund
Class Name	Class S Shares
Trading Symbol	JIGRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Overseas Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Overseas Fund (Class S Shares/JIGRX)	$55	1.08%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.08%	[49]
Net Assets	$ 4,052,000,000
Holdings Count | Holding	47
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$4,052M
Number of portfolio holdings	47
Portfolio turnover rate	28%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	6.7
ASML Holding NV	4.3
BAE Systems PLC	4.1
Banco Bilbao Vizcaya Argentaria SA	3.9
Deutsche Telekom AG	3.6
Asset Allocation (% of net assets)
Common Stocks	98.1
Investments Purchased with Cash Collateral from Securities Lending	2.4
Investment Companies	1.2
Other	(1.7)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	6.7
ASML Holding NV	4.3
BAE Systems PLC	4.1
Banco Bilbao Vizcaya Argentaria SA	3.9
Deutsche Telekom AG	3.6

C000077691 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Overseas Fund
Class Name	Class R Shares
Trading Symbol	JDIRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Overseas Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Overseas Fund (Class R Shares/JDIRX)	$68	1.33%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.33%	[50]
Net Assets	$ 4,052,000,000
Holdings Count | Holding	47
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$4,052M
Number of portfolio holdings	47
Portfolio turnover rate	28%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	6.7
ASML Holding NV	4.3
BAE Systems PLC	4.1
Banco Bilbao Vizcaya Argentaria SA	3.9
Deutsche Telekom AG	3.6
Asset Allocation (% of net assets)
Common Stocks	98.1
Investments Purchased with Cash Collateral from Securities Lending	2.4
Investment Companies	1.2
Other	(1.7)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	6.7
ASML Holding NV	4.3
BAE Systems PLC	4.1
Banco Bilbao Vizcaya Argentaria SA	3.9
Deutsche Telekom AG	3.6

C000114876 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Overseas Fund
Class Name	Class N Shares
Trading Symbol	JDINX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Overseas Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Overseas Fund (Class N Shares/JDINX)	$30	0.59%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.59%	[51]
Net Assets	$ 4,052,000,000
Holdings Count | Holding	47
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$4,052M
Number of portfolio holdings	47
Portfolio turnover rate	28%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	6.7
ASML Holding NV	4.3
BAE Systems PLC	4.1
Banco Bilbao Vizcaya Argentaria SA	3.9
Deutsche Telekom AG	3.6
Asset Allocation (% of net assets)
Common Stocks	98.1
Investments Purchased with Cash Collateral from Securities Lending	2.4
Investment Companies	1.2
Other	(1.7)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	6.7
ASML Holding NV	4.3
BAE Systems PLC	4.1
Banco Bilbao Vizcaya Argentaria SA	3.9
Deutsche Telekom AG	3.6

C000077690 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Overseas Fund
Class Name	Class I Shares
Trading Symbol	JIGFX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Overseas Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Overseas Fund (Class I Shares/JIGFX)	$35	0.68%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.68%	[52]
Net Assets	$ 4,052,000,000
Holdings Count | Holding	47
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$4,052M
Number of portfolio holdings	47
Portfolio turnover rate	28%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	6.7
ASML Holding NV	4.3
BAE Systems PLC	4.1
Banco Bilbao Vizcaya Argentaria SA	3.9
Deutsche Telekom AG	3.6
Asset Allocation (% of net assets)
Common Stocks	98.1
Investments Purchased with Cash Collateral from Securities Lending	2.4
Investment Companies	1.2
Other	(1.7)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	6.7
ASML Holding NV	4.3
BAE Systems PLC	4.1
Banco Bilbao Vizcaya Argentaria SA	3.9
Deutsche Telekom AG	3.6

C000083522 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Overseas Fund
Class Name	Class D Shares
Trading Symbol	JNOSX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Overseas Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
Additional Information Phone Number	1-800-525-3713
Additional Information Website	janushenderson.com/reports
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Overseas Fund (Class D Shares/JNOSX)	$36	0.71%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.71%	[53]
Net Assets	$ 4,052,000,000
Holdings Count | Holding	47
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$4,052M
Number of portfolio holdings	47
Portfolio turnover rate	28%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	6.7
ASML Holding NV	4.3
BAE Systems PLC	4.1
Banco Bilbao Vizcaya Argentaria SA	3.9
Deutsche Telekom AG	3.6
Asset Allocation (% of net assets)
Common Stocks	98.1
Investments Purchased with Cash Collateral from Securities Lending	2.4
Investment Companies	1.2
Other	(1.7)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	6.7
ASML Holding NV	4.3
BAE Systems PLC	4.1
Banco Bilbao Vizcaya Argentaria SA	3.9
Deutsche Telekom AG	3.6

C000077689 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Overseas Fund
Class Name	Class C Shares
Trading Symbol	JIGCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Overseas Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Overseas Fund (Class C Shares/JIGCX)	$87	1.70%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	1.70%	[54]
Net Assets	$ 4,052,000,000
Holdings Count | Holding	47
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$4,052M
Number of portfolio holdings	47
Portfolio turnover rate	28%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	6.7
ASML Holding NV	4.3
BAE Systems PLC	4.1
Banco Bilbao Vizcaya Argentaria SA	3.9
Deutsche Telekom AG	3.6
Asset Allocation (% of net assets)
Common Stocks	98.1
Investments Purchased with Cash Collateral from Securities Lending	2.4
Investment Companies	1.2
Other	(1.7)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	6.7
ASML Holding NV	4.3
BAE Systems PLC	4.1
Banco Bilbao Vizcaya Argentaria SA	3.9
Deutsche Telekom AG	3.6

C000077688 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Overseas Fund
Class Name	Class A Shares
Trading Symbol	JDIAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Overseas Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Overseas Fund (Class A Shares/JDIAX)	$53	1.03%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.03%	[55]
Net Assets	$ 4,052,000,000
Holdings Count | Holding	47
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$4,052M
Number of portfolio holdings	47
Portfolio turnover rate	28%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	6.7
ASML Holding NV	4.3
BAE Systems PLC	4.1
Banco Bilbao Vizcaya Argentaria SA	3.9
Deutsche Telekom AG	3.6
Asset Allocation (% of net assets)
Common Stocks	98.1
Investments Purchased with Cash Collateral from Securities Lending	2.4
Investment Companies	1.2
Other	(1.7)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	6.7
ASML Holding NV	4.3
BAE Systems PLC	4.1
Banco Bilbao Vizcaya Argentaria SA	3.9
Deutsche Telekom AG	3.6

C000077722 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Triton Fund
Class Name	Class A Shares
Trading Symbol	JGMAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Triton Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Triton Fund (Class A Shares/JGMAX)	$57	1.12%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.12%	[56]
Net Assets	$ 5,180,000,000
Holdings Count | Holding	122
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$5,180M
Number of portfolio holdings	122
Portfolio turnover rate	18%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Teledyne Technologies Inc	2.8
AST SpaceMobile Inc	2.5
Flex Ltd	2.2
Glaukos Corp	2.2
SS&C Technologies Holdings Inc	2.1
Asset Allocation (% of net assets)
Common Stocks	98.5
Private Placements	1.0
Investments Purchased with Cash Collateral from Securities Lending	0.7
Investment Companies	0.6
Rights	0.1
Other	(0.9)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Teledyne Technologies Inc	2.8
AST SpaceMobile Inc	2.5
Flex Ltd	2.2
Glaukos Corp	2.2
SS&C Technologies Holdings Inc	2.1

C000077723 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Triton Fund
Class Name	Class C Shares
Trading Symbol	JGMCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Triton Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Triton Fund (Class C Shares/JGMCX)	$84	1.67%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	1.67%	[57]
Net Assets	$ 5,180,000,000
Holdings Count | Holding	122
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$5,180M
Number of portfolio holdings	122
Portfolio turnover rate	18%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Teledyne Technologies Inc	2.8
AST SpaceMobile Inc	2.5
Flex Ltd	2.2
Glaukos Corp	2.2
SS&C Technologies Holdings Inc	2.1
Asset Allocation (% of net assets)
Common Stocks	98.5
Private Placements	1.0
Investments Purchased with Cash Collateral from Securities Lending	0.7
Investment Companies	0.6
Rights	0.1
Other	(0.9)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Teledyne Technologies Inc	2.8
AST SpaceMobile Inc	2.5
Flex Ltd	2.2
Glaukos Corp	2.2
SS&C Technologies Holdings Inc	2.1

C000083530 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Triton Fund
Class Name	Class D Shares
Trading Symbol	JANIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Triton Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
Additional Information Phone Number	1-800-525-3713
Additional Information Website	janushenderson.com/reports
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Triton Fund (Class D Shares/JANIX)	$40	0.79%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%	[58]
Net Assets	$ 5,180,000,000
Holdings Count | Holding	122
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$5,180M
Number of portfolio holdings	122
Portfolio turnover rate	18%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Teledyne Technologies Inc	2.8
AST SpaceMobile Inc	2.5
Flex Ltd	2.2
Glaukos Corp	2.2
SS&C Technologies Holdings Inc	2.1
Asset Allocation (% of net assets)
Common Stocks	98.5
Private Placements	1.0
Investments Purchased with Cash Collateral from Securities Lending	0.7
Investment Companies	0.6
Rights	0.1
Other	(0.9)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Teledyne Technologies Inc	2.8
AST SpaceMobile Inc	2.5
Flex Ltd	2.2
Glaukos Corp	2.2
SS&C Technologies Holdings Inc	2.1

C000077724 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Triton Fund
Class Name	Class I Shares
Trading Symbol	JSMGX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Triton Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Triton Fund (Class I Shares/JSMGX)	$40	0.78%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.78%	[59]
Net Assets	$ 5,180,000,000
Holdings Count | Holding	122
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$5,180M
Number of portfolio holdings	122
Portfolio turnover rate	18%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Teledyne Technologies Inc	2.8
AST SpaceMobile Inc	2.5
Flex Ltd	2.2
Glaukos Corp	2.2
SS&C Technologies Holdings Inc	2.1
Asset Allocation (% of net assets)
Common Stocks	98.5
Private Placements	1.0
Investments Purchased with Cash Collateral from Securities Lending	0.7
Investment Companies	0.6
Rights	0.1
Other	(0.9)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Teledyne Technologies Inc	2.8
AST SpaceMobile Inc	2.5
Flex Ltd	2.2
Glaukos Corp	2.2
SS&C Technologies Holdings Inc	2.1

C000114880 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Triton Fund
Class Name	Class N Shares
Trading Symbol	JGMNX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Triton Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Triton Fund (Class N Shares/JGMNX)	$34	0.67%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.67%	[60]
Net Assets	$ 5,180,000,000
Holdings Count | Holding	122
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$5,180M
Number of portfolio holdings	122
Portfolio turnover rate	18%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Teledyne Technologies Inc	2.8
AST SpaceMobile Inc	2.5
Flex Ltd	2.2
Glaukos Corp	2.2
SS&C Technologies Holdings Inc	2.1
Asset Allocation (% of net assets)
Common Stocks	98.5
Private Placements	1.0
Investments Purchased with Cash Collateral from Securities Lending	0.7
Investment Companies	0.6
Rights	0.1
Other	(0.9)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Teledyne Technologies Inc	2.8
AST SpaceMobile Inc	2.5
Flex Ltd	2.2
Glaukos Corp	2.2
SS&C Technologies Holdings Inc	2.1

C000077725 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Triton Fund
Class Name	Class R Shares
Trading Symbol	JGMRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Triton Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Triton Fund (Class R Shares/JGMRX)	$71	1.41%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.41%	[61]
Net Assets	$ 5,180,000,000
Holdings Count | Holding	122
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$5,180M
Number of portfolio holdings	122
Portfolio turnover rate	18%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Teledyne Technologies Inc	2.8
AST SpaceMobile Inc	2.5
Flex Ltd	2.2
Glaukos Corp	2.2
SS&C Technologies Holdings Inc	2.1
Asset Allocation (% of net assets)
Common Stocks	98.5
Private Placements	1.0
Investments Purchased with Cash Collateral from Securities Lending	0.7
Investment Companies	0.6
Rights	0.1
Other	(0.9)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Teledyne Technologies Inc	2.8
AST SpaceMobile Inc	2.5
Flex Ltd	2.2
Glaukos Corp	2.2
SS&C Technologies Holdings Inc	2.1

C000077726 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Triton Fund
Class Name	Class S Shares
Trading Symbol	JGMIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Triton Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Triton Fund (Class S Shares/JGMIX)	$59	1.16%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.16%	[62]
Net Assets	$ 5,180,000,000
Holdings Count | Holding	122
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$5,180M
Number of portfolio holdings	122
Portfolio turnover rate	18%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Teledyne Technologies Inc	2.8
AST SpaceMobile Inc	2.5
Flex Ltd	2.2
Glaukos Corp	2.2
SS&C Technologies Holdings Inc	2.1
Asset Allocation (% of net assets)
Common Stocks	98.5
Private Placements	1.0
Investments Purchased with Cash Collateral from Securities Lending	0.7
Investment Companies	0.6
Rights	0.1
Other	(0.9)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Teledyne Technologies Inc	2.8
AST SpaceMobile Inc	2.5
Flex Ltd	2.2
Glaukos Corp	2.2
SS&C Technologies Holdings Inc	2.1

C000028947 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Triton Fund
Class Name	Class T Shares
Trading Symbol	JATTX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Triton Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Triton Fund (Class T Shares/JATTX)	$46	0.91%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.91%	[63]
Net Assets	$ 5,180,000,000
Holdings Count | Holding	122
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$5,180M
Number of portfolio holdings	122
Portfolio turnover rate	18%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Teledyne Technologies Inc	2.8
AST SpaceMobile Inc	2.5
Flex Ltd	2.2
Glaukos Corp	2.2
SS&C Technologies Holdings Inc	2.1
Asset Allocation (% of net assets)
Common Stocks	98.5
Private Placements	1.0
Investments Purchased with Cash Collateral from Securities Lending	0.7
Investment Companies	0.6
Rights	0.1
Other	(0.9)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Teledyne Technologies Inc	2.8
AST SpaceMobile Inc	2.5
Flex Ltd	2.2
Glaukos Corp	2.2
SS&C Technologies Holdings Inc	2.1

C000028950 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Venture Fund
Class Name	Class T Shares
Trading Symbol	JAVTX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Venture Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Venture Fund (Class T Shares/JAVTX)	$45	0.90%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.90%	[64]
Net Assets	$ 3,061,000,000
Holdings Count | Holding	139
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$3,061M
Number of portfolio holdings	139
Portfolio turnover rate	20%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Glaukos Corp	2.3
SPX Technologies Inc	2.0
OSI Systems Inc	1.9
Casey's General Stores Inc	1.9
AST SpaceMobile Inc	1.8
Asset Allocation (% of net assets)
Common Stocks	97.5
Private Placements	1.6
Investment Companies	1.0
Investments Purchased with Cash Collateral from Securities Lending	0.9
Rights	0.1
Other	(1.1)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Glaukos Corp	2.3
SPX Technologies Inc	2.0
OSI Systems Inc	1.9
Casey's General Stores Inc	1.9
AST SpaceMobile Inc	1.8

C000100478 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Venture Fund
Class Name	Class S Shares
Trading Symbol	JVTSX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Venture Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Venture Fund (Class S Shares/JVTSX)	$59	1.18%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.18%	[65]
Net Assets	$ 3,061,000,000
Holdings Count | Holding	139
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$3,061M
Number of portfolio holdings	139
Portfolio turnover rate	20%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Glaukos Corp	2.3
SPX Technologies Inc	2.0
OSI Systems Inc	1.9
Casey's General Stores Inc	1.9
AST SpaceMobile Inc	1.8
Asset Allocation (% of net assets)
Common Stocks	97.5
Private Placements	1.6
Investment Companies	1.0
Investments Purchased with Cash Collateral from Securities Lending	0.9
Rights	0.1
Other	(1.1)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Glaukos Corp	2.3
SPX Technologies Inc	2.0
OSI Systems Inc	1.9
Casey's General Stores Inc	1.9
AST SpaceMobile Inc	1.8

C000114881 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Venture Fund
Class Name	Class N Shares
Trading Symbol	JVTNX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Venture Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Venture Fund (Class N Shares/JVTNX)	$34	0.67%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.67%	[66]
Net Assets	$ 3,061,000,000
Holdings Count | Holding	139
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$3,061M
Number of portfolio holdings	139
Portfolio turnover rate	20%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Glaukos Corp	2.3
SPX Technologies Inc	2.0
OSI Systems Inc	1.9
Casey's General Stores Inc	1.9
AST SpaceMobile Inc	1.8
Asset Allocation (% of net assets)
Common Stocks	97.5
Private Placements	1.6
Investment Companies	1.0
Investments Purchased with Cash Collateral from Securities Lending	0.9
Rights	0.1
Other	(1.1)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Glaukos Corp	2.3
SPX Technologies Inc	2.0
OSI Systems Inc	1.9
Casey's General Stores Inc	1.9
AST SpaceMobile Inc	1.8

C000100477 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Venture Fund
Class Name	Class I Shares
Trading Symbol	JVTIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Venture Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Venture Fund (Class I Shares/JVTIX)	$38	0.77%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.77%	[67]
Net Assets	$ 3,061,000,000
Holdings Count | Holding	139
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$3,061M
Number of portfolio holdings	139
Portfolio turnover rate	20%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Glaukos Corp	2.3
SPX Technologies Inc	2.0
OSI Systems Inc	1.9
Casey's General Stores Inc	1.9
AST SpaceMobile Inc	1.8
Asset Allocation (% of net assets)
Common Stocks	97.5
Private Placements	1.6
Investment Companies	1.0
Investments Purchased with Cash Collateral from Securities Lending	0.9
Rights	0.1
Other	(1.1)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Glaukos Corp	2.3
SPX Technologies Inc	2.0
OSI Systems Inc	1.9
Casey's General Stores Inc	1.9
AST SpaceMobile Inc	1.8

C000083533 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Venture Fund
Class Name	Class D Shares
Trading Symbol	JANVX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Venture Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
Additional Information Phone Number	1-800-525-3713
Additional Information Website	janushenderson.com/reports
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Venture Fund (Class D Shares/JANVX)	$39	0.79%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.79%	[68]
Net Assets	$ 3,061,000,000
Holdings Count | Holding	139
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$3,061M
Number of portfolio holdings	139
Portfolio turnover rate	20%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Glaukos Corp	2.3
SPX Technologies Inc	2.0
OSI Systems Inc	1.9
Casey's General Stores Inc	1.9
AST SpaceMobile Inc	1.8
Asset Allocation (% of net assets)
Common Stocks	97.5
Private Placements	1.6
Investment Companies	1.0
Investments Purchased with Cash Collateral from Securities Lending	0.9
Rights	0.1
Other	(1.1)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Glaukos Corp	2.3
SPX Technologies Inc	2.0
OSI Systems Inc	1.9
Casey's General Stores Inc	1.9
AST SpaceMobile Inc	1.8

C000100476 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Venture Fund
Class Name	Class C Shares
Trading Symbol	JVTCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Venture Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Venture Fund (Class C Shares/JVTCX)	$94	1.89%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	1.89%	[69]
Net Assets	$ 3,061,000,000
Holdings Count | Holding	139
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$3,061M
Number of portfolio holdings	139
Portfolio turnover rate	20%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Glaukos Corp	2.3
SPX Technologies Inc	2.0
OSI Systems Inc	1.9
Casey's General Stores Inc	1.9
AST SpaceMobile Inc	1.8
Asset Allocation (% of net assets)
Common Stocks	97.5
Private Placements	1.6
Investment Companies	1.0
Investments Purchased with Cash Collateral from Securities Lending	0.9
Rights	0.1
Other	(1.1)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Glaukos Corp	2.3
SPX Technologies Inc	2.0
OSI Systems Inc	1.9
Casey's General Stores Inc	1.9
AST SpaceMobile Inc	1.8

C000100475 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Venture Fund
Class Name	Class A Shares
Trading Symbol	JVTAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Venture Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Venture Fund (Class A Shares/JVTAX)	$52	1.04%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.04%	[70]
Net Assets	$ 3,061,000,000
Holdings Count | Holding	139
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$3,061M
Number of portfolio holdings	139
Portfolio turnover rate	20%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Glaukos Corp	2.3
SPX Technologies Inc	2.0
OSI Systems Inc	1.9
Casey's General Stores Inc	1.9
AST SpaceMobile Inc	1.8
Asset Allocation (% of net assets)
Common Stocks	97.5
Private Placements	1.6
Investment Companies	1.0
Investments Purchased with Cash Collateral from Securities Lending	0.9
Rights	0.1
Other	(1.1)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Glaukos Corp	2.3
SPX Technologies Inc	2.0
OSI Systems Inc	1.9
Casey's General Stores Inc	1.9
AST SpaceMobile Inc	1.8

C000077732 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Research Fund
Class Name	Class A Shares
Trading Symbol	JDWAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Global Research Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Research Fund (Class A Shares/JDWAX)	$57	1.16%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.16%	[71]
Net Assets	$ 4,143,000,000
Holdings Count | Holding	126
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$4,143M
Number of portfolio holdings	126
Portfolio turnover rate	20%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	6.0
Alphabet Inc - Class C	4.8
Microsoft Corp	3.9
Amazon.com Inc	2.9
Broadcom Inc	2.4
Asset Allocation (% of net assets)
Common Stocks	99.8
Investments Purchased with Cash Collateral from Securities Lending	0.7
Investment Companies	0.0
Other	(0.5)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	6.0
Alphabet Inc - Class C	4.8
Microsoft Corp	3.9
Amazon.com Inc	2.9
Broadcom Inc	2.4

C000077733 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Research Fund
Class Name	Class C Shares
Trading Symbol	JWWCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Global Research Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Research Fund (Class C Shares/JWWCX)	$90	1.84%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	1.84%	[72]
Net Assets	$ 4,143,000,000
Holdings Count | Holding	126
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$4,143M
Number of portfolio holdings	126
Portfolio turnover rate	20%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	6.0
Alphabet Inc - Class C	4.8
Microsoft Corp	3.9
Amazon.com Inc	2.9
Broadcom Inc	2.4
Asset Allocation (% of net assets)
Common Stocks	99.8
Investments Purchased with Cash Collateral from Securities Lending	0.7
Investment Companies	0.0
Other	(0.5)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	6.0
Alphabet Inc - Class C	4.8
Microsoft Corp	3.9
Amazon.com Inc	2.9
Broadcom Inc	2.4

C000083534 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Research Fund
Class Name	Class D Shares
Trading Symbol	JANWX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Global Research Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
Additional Information Phone Number	1-800-525-3713
Additional Information Website	janushenderson.com/reports
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Research Fund (Class D Shares/JANWX)	$43	0.87%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.87%	[73]
Net Assets	$ 4,143,000,000
Holdings Count | Holding	126
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$4,143M
Number of portfolio holdings	126
Portfolio turnover rate	20%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	6.0
Alphabet Inc - Class C	4.8
Microsoft Corp	3.9
Amazon.com Inc	2.9
Broadcom Inc	2.4
Asset Allocation (% of net assets)
Common Stocks	99.8
Investments Purchased with Cash Collateral from Securities Lending	0.7
Investment Companies	0.0
Other	(0.5)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	6.0
Alphabet Inc - Class C	4.8
Microsoft Corp	3.9
Amazon.com Inc	2.9
Broadcom Inc	2.4

C000077734 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Research Fund
Class Name	Class I Shares
Trading Symbol	JWWFX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Global Research Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Research Fund (Class I Shares/JWWFX)	$41	0.84%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.84%	[74]
Net Assets	$ 4,143,000,000
Holdings Count | Holding	126
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$4,143M
Number of portfolio holdings	126
Portfolio turnover rate	20%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	6.0
Alphabet Inc - Class C	4.8
Microsoft Corp	3.9
Amazon.com Inc	2.9
Broadcom Inc	2.4
Asset Allocation (% of net assets)
Common Stocks	99.8
Investments Purchased with Cash Collateral from Securities Lending	0.7
Investment Companies	0.0
Other	(0.5)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	6.0
Alphabet Inc - Class C	4.8
Microsoft Corp	3.9
Amazon.com Inc	2.9
Broadcom Inc	2.4

C000114882 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Research Fund
Class Name	Class N Shares
Trading Symbol	JDWNX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Global Research Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Research Fund (Class N Shares/JDWNX)	$37	0.76%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.76%	[75]
Net Assets	$ 4,143,000,000
Holdings Count | Holding	126
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$4,143M
Number of portfolio holdings	126
Portfolio turnover rate	20%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	6.0
Alphabet Inc - Class C	4.8
Microsoft Corp	3.9
Amazon.com Inc	2.9
Broadcom Inc	2.4
Asset Allocation (% of net assets)
Common Stocks	99.8
Investments Purchased with Cash Collateral from Securities Lending	0.7
Investment Companies	0.0
Other	(0.5)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	6.0
Alphabet Inc - Class C	4.8
Microsoft Corp	3.9
Amazon.com Inc	2.9
Broadcom Inc	2.4

C000077735 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Research Fund
Class Name	Class R Shares
Trading Symbol	JDWRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Global Research Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Research Fund (Class R Shares/JDWRX)	$75	1.53%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.53%	[76]
Net Assets	$ 4,143,000,000
Holdings Count | Holding	126
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$4,143M
Number of portfolio holdings	126
Portfolio turnover rate	20%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	6.0
Alphabet Inc - Class C	4.8
Microsoft Corp	3.9
Amazon.com Inc	2.9
Broadcom Inc	2.4
Asset Allocation (% of net assets)
Common Stocks	99.8
Investments Purchased with Cash Collateral from Securities Lending	0.7
Investment Companies	0.0
Other	(0.5)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	6.0
Alphabet Inc - Class C	4.8
Microsoft Corp	3.9
Amazon.com Inc	2.9
Broadcom Inc	2.4

C000077736 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Research Fund
Class Name	Class S Shares
Trading Symbol	JWGRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Global Research Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Research Fund (Class S Shares/JWGRX)	$62	1.26%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.26%	[77]
Net Assets	$ 4,143,000,000
Holdings Count | Holding	126
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$4,143M
Number of portfolio holdings	126
Portfolio turnover rate	20%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	6.0
Alphabet Inc - Class C	4.8
Microsoft Corp	3.9
Amazon.com Inc	2.9
Broadcom Inc	2.4
Asset Allocation (% of net assets)
Common Stocks	99.8
Investments Purchased with Cash Collateral from Securities Lending	0.7
Investment Companies	0.0
Other	(0.5)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	6.0
Alphabet Inc - Class C	4.8
Microsoft Corp	3.9
Amazon.com Inc	2.9
Broadcom Inc	2.4

C000028951 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Research Fund
Class Name	Class T Shares
Trading Symbol	JAWWX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Global Research Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Research Fund (Class T Shares/JAWWX)	$48	0.98%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.98%	[78]
Net Assets	$ 4,143,000,000
Holdings Count | Holding	126
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$4,143M
Number of portfolio holdings	126
Portfolio turnover rate	20%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	6.0
Alphabet Inc - Class C	4.8
Microsoft Corp	3.9
Amazon.com Inc	2.9
Broadcom Inc	2.4
Asset Allocation (% of net assets)
Common Stocks	99.8
Investments Purchased with Cash Collateral from Securities Lending	0.7
Investment Companies	0.0
Other	(0.5)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	6.0
Alphabet Inc - Class C	4.8
Microsoft Corp	3.9
Amazon.com Inc	2.9
Broadcom Inc	2.4

C000028952 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Enterprise Fund
Class Name	Class T Shares
Trading Symbol	JAENX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Enterprise Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Enterprise Fund (Class T Shares/JAENX)	$44	0.90%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.90%	[79]
Net Assets	$ 20,414,000,000
Holdings Count | Holding	83
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$20,414M
Number of portfolio holdings	83
Portfolio turnover rate	9%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Flex Ltd	3.8
Ferguson Enterprises Inc	3.6
JB Hunt Transport Services Inc	3.0
LPL Financial Holdings Inc	2.7
APi Group Corp	2.6
Asset Allocation (% of net assets)
Common Stocks	95.9
Investment Companies	3.9
Investments Purchased with Cash Collateral from Securities Lending	0.1
Other	0.1
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Flex Ltd	3.8
Ferguson Enterprises Inc	3.6
JB Hunt Transport Services Inc	3.0
LPL Financial Holdings Inc	2.7
APi Group Corp	2.6

C000077741 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Enterprise Fund
Class Name	Class S Shares
Trading Symbol	JGRTX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Enterprise Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Enterprise Fund (Class S Shares/JGRTX)	$57	1.16%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.16%	[80]
Net Assets	$ 20,414,000,000
Holdings Count | Holding	83
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$20,414M
Number of portfolio holdings	83
Portfolio turnover rate	9%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Flex Ltd	3.8
Ferguson Enterprises Inc	3.6
JB Hunt Transport Services Inc	3.0
LPL Financial Holdings Inc	2.7
APi Group Corp	2.6
Asset Allocation (% of net assets)
Common Stocks	95.9
Investment Companies	3.9
Investments Purchased with Cash Collateral from Securities Lending	0.1
Other	0.1
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Flex Ltd	3.8
Ferguson Enterprises Inc	3.6
JB Hunt Transport Services Inc	3.0
LPL Financial Holdings Inc	2.7
APi Group Corp	2.6

C000077740 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Enterprise Fund
Class Name	Class R Shares
Trading Symbol	JDMRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Enterprise Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Enterprise Fund (Class R Shares/JDMRX)	$69	1.41%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.41%	[81]
Net Assets	$ 20,414,000,000
Holdings Count | Holding	83
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$20,414M
Number of portfolio holdings	83
Portfolio turnover rate	9%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Flex Ltd	3.8
Ferguson Enterprises Inc	3.6
JB Hunt Transport Services Inc	3.0
LPL Financial Holdings Inc	2.7
APi Group Corp	2.6
Asset Allocation (% of net assets)
Common Stocks	95.9
Investment Companies	3.9
Investments Purchased with Cash Collateral from Securities Lending	0.1
Other	0.1
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Flex Ltd	3.8
Ferguson Enterprises Inc	3.6
JB Hunt Transport Services Inc	3.0
LPL Financial Holdings Inc	2.7
APi Group Corp	2.6

C000114883 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Enterprise Fund
Class Name	Class N Shares
Trading Symbol	JDMNX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Enterprise Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Enterprise Fund (Class N Shares/JDMNX)	$33	0.67%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.67%	[82]
Net Assets	$ 20,414,000,000
Holdings Count | Holding	83
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$20,414M
Number of portfolio holdings	83
Portfolio turnover rate	9%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Flex Ltd	3.8
Ferguson Enterprises Inc	3.6
JB Hunt Transport Services Inc	3.0
LPL Financial Holdings Inc	2.7
APi Group Corp	2.6
Asset Allocation (% of net assets)
Common Stocks	95.9
Investment Companies	3.9
Investments Purchased with Cash Collateral from Securities Lending	0.1
Other	0.1
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Flex Ltd	3.8
Ferguson Enterprises Inc	3.6
JB Hunt Transport Services Inc	3.0
LPL Financial Holdings Inc	2.7
APi Group Corp	2.6

C000077739 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Enterprise Fund
Class Name	Class I Shares
Trading Symbol	JMGRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Enterprise Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Enterprise Fund (Class I Shares/JMGRX)	$38	0.77%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.77%	[83]
Net Assets	$ 20,414,000,000
Holdings Count | Holding	83
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$20,414M
Number of portfolio holdings	83
Portfolio turnover rate	9%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Flex Ltd	3.8
Ferguson Enterprises Inc	3.6
JB Hunt Transport Services Inc	3.0
LPL Financial Holdings Inc	2.7
APi Group Corp	2.6
Asset Allocation (% of net assets)
Common Stocks	95.9
Investment Companies	3.9
Investments Purchased with Cash Collateral from Securities Lending	0.1
Other	0.1
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Flex Ltd	3.8
Ferguson Enterprises Inc	3.6
JB Hunt Transport Services Inc	3.0
LPL Financial Holdings Inc	2.7
APi Group Corp	2.6

C000083535 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Enterprise Fund
Class Name	Class D Shares
Trading Symbol	JANEX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Enterprise Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
Additional Information Phone Number	1-800-525-3713
Additional Information Website	janushenderson.com/reports
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Enterprise Fund (Class D Shares/JANEX)	$38	0.78%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.78%	[84]
Net Assets	$ 20,414,000,000
Holdings Count | Holding	83
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$20,414M
Number of portfolio holdings	83
Portfolio turnover rate	9%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Flex Ltd	3.8
Ferguson Enterprises Inc	3.6
JB Hunt Transport Services Inc	3.0
LPL Financial Holdings Inc	2.7
APi Group Corp	2.6
Asset Allocation (% of net assets)
Common Stocks	95.9
Investment Companies	3.9
Investments Purchased with Cash Collateral from Securities Lending	0.1
Other	0.1
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Flex Ltd	3.8
Ferguson Enterprises Inc	3.6
JB Hunt Transport Services Inc	3.0
LPL Financial Holdings Inc	2.7
APi Group Corp	2.6

C000077738 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Enterprise Fund
Class Name	Class C Shares
Trading Symbol	JGRCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Enterprise Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Enterprise Fund (Class C Shares/JGRCX)	$82	1.69%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	1.69%	[85]
Net Assets	$ 20,414,000,000
Holdings Count | Holding	83
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$20,414M
Number of portfolio holdings	83
Portfolio turnover rate	9%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Flex Ltd	3.8
Ferguson Enterprises Inc	3.6
JB Hunt Transport Services Inc	3.0
LPL Financial Holdings Inc	2.7
APi Group Corp	2.6
Asset Allocation (% of net assets)
Common Stocks	95.9
Investment Companies	3.9
Investments Purchased with Cash Collateral from Securities Lending	0.1
Other	0.1
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Flex Ltd	3.8
Ferguson Enterprises Inc	3.6
JB Hunt Transport Services Inc	3.0
LPL Financial Holdings Inc	2.7
APi Group Corp	2.6

C000077737 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Enterprise Fund
Class Name	Class A Shares
Trading Symbol	JDMAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Enterprise Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Enterprise Fund (Class A Shares/JDMAX)	$55	1.12%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.12%	[86]
Net Assets	$ 20,414,000,000
Holdings Count | Holding	83
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$20,414M
Number of portfolio holdings	83
Portfolio turnover rate	9%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Flex Ltd	3.8
Ferguson Enterprises Inc	3.6
JB Hunt Transport Services Inc	3.0
LPL Financial Holdings Inc	2.7
APi Group Corp	2.6
Asset Allocation (% of net assets)
Common Stocks	95.9
Investment Companies	3.9
Investments Purchased with Cash Collateral from Securities Lending	0.1
Other	0.1
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Flex Ltd	3.8
Ferguson Enterprises Inc	3.6
JB Hunt Transport Services Inc	3.0
LPL Financial Holdings Inc	2.7
APi Group Corp	2.6

C000077752 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Life Sciences Fund
Class Name	Class A Shares
Trading Symbol	JFNAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Global Life Sciences Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Life Sciences Fund (Class A Shares/JFNAX)	$53	0.99%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.99%	[87]
Net Assets	$ 5,198,000,000
Holdings Count | Holding	101
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$5,198M
Number of portfolio holdings	101
Portfolio turnover rate	16%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Eli Lilly & Co	8.9
Johnson & Johnson	7.3
AstraZeneca PLC	4.6
AbbVie Inc	4.1
UnitedHealth Group Inc	3.1
Asset Allocation (% of net assets)
Common Stocks	98.4
Private Placements	0.7
Investment Companies	0.4
Private Investment in Public Equity (PIPES)	0.2
Rights	0.0
Warrants	0.0
Other	0.3
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Eli Lilly & Co	8.9
Johnson & Johnson	7.3
AstraZeneca PLC	4.6
AbbVie Inc	4.1
UnitedHealth Group Inc	3.1

C000077753 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Life Sciences Fund
Class Name	Class C Shares
Trading Symbol	JFNCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Global Life Sciences Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Life Sciences Fund (Class C Shares/JFNCX)	$91	1.71%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	1.71%	[88]
Net Assets	$ 5,198,000,000
Holdings Count | Holding	101
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$5,198M
Number of portfolio holdings	101
Portfolio turnover rate	16%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Eli Lilly & Co	8.9
Johnson & Johnson	7.3
AstraZeneca PLC	4.6
AbbVie Inc	4.1
UnitedHealth Group Inc	3.1
Asset Allocation (% of net assets)
Common Stocks	98.4
Private Placements	0.7
Investment Companies	0.4
Private Investment in Public Equity (PIPES)	0.2
Rights	0.0
Warrants	0.0
Other	0.3
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Eli Lilly & Co	8.9
Johnson & Johnson	7.3
AstraZeneca PLC	4.6
AbbVie Inc	4.1
UnitedHealth Group Inc	3.1

C000083538 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Life Sciences Fund
Class Name	Class D Shares
Trading Symbol	JNGLX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Global Life Sciences Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
Additional Information Phone Number	1-800-525-3713
Additional Information Website	janushenderson.com/reports
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Life Sciences Fund (Class D Shares/JNGLX)	$42	0.79%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.79%	[89]
Net Assets	$ 5,198,000,000
Holdings Count | Holding	101
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$5,198M
Number of portfolio holdings	101
Portfolio turnover rate	16%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Eli Lilly & Co	8.9
Johnson & Johnson	7.3
AstraZeneca PLC	4.6
AbbVie Inc	4.1
UnitedHealth Group Inc	3.1
Asset Allocation (% of net assets)
Common Stocks	98.4
Private Placements	0.7
Investment Companies	0.4
Private Investment in Public Equity (PIPES)	0.2
Rights	0.0
Warrants	0.0
Other	0.3
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Eli Lilly & Co	8.9
Johnson & Johnson	7.3
AstraZeneca PLC	4.6
AbbVie Inc	4.1
UnitedHealth Group Inc	3.1

C000077754 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Life Sciences Fund
Class Name	Class I Shares
Trading Symbol	JFNIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Global Life Sciences Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Life Sciences Fund (Class I Shares/JFNIX)	$41	0.77%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.77%	[90]
Net Assets	$ 5,198,000,000
Holdings Count | Holding	101
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$5,198M
Number of portfolio holdings	101
Portfolio turnover rate	16%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Eli Lilly & Co	8.9
Johnson & Johnson	7.3
AstraZeneca PLC	4.6
AbbVie Inc	4.1
UnitedHealth Group Inc	3.1
Asset Allocation (% of net assets)
Common Stocks	98.4
Private Placements	0.7
Investment Companies	0.4
Private Investment in Public Equity (PIPES)	0.2
Rights	0.0
Warrants	0.0
Other	0.3
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Eli Lilly & Co	8.9
Johnson & Johnson	7.3
AstraZeneca PLC	4.6
AbbVie Inc	4.1
UnitedHealth Group Inc	3.1

C000198286 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Life Sciences Fund
Class Name	Class N Shares
Trading Symbol	JFNNX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Global Life Sciences Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Life Sciences Fund (Class N Shares/JFNNX)	$36	0.67%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.67%	[91]
Net Assets	$ 5,198,000,000
Holdings Count | Holding	101
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$5,198M
Number of portfolio holdings	101
Portfolio turnover rate	16%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Eli Lilly & Co	8.9
Johnson & Johnson	7.3
AstraZeneca PLC	4.6
AbbVie Inc	4.1
UnitedHealth Group Inc	3.1
Asset Allocation (% of net assets)
Common Stocks	98.4
Private Placements	0.7
Investment Companies	0.4
Private Investment in Public Equity (PIPES)	0.2
Rights	0.0
Warrants	0.0
Other	0.3
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Eli Lilly & Co	8.9
Johnson & Johnson	7.3
AstraZeneca PLC	4.6
AbbVie Inc	4.1
UnitedHealth Group Inc	3.1

C000077755 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Life Sciences Fund
Class Name	Class S Shares
Trading Symbol	JFNSX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Global Life Sciences Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Life Sciences Fund (Class S Shares/JFNSX)	$63	1.18%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.18%	[92]
Net Assets	$ 5,198,000,000
Holdings Count | Holding	101
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$5,198M
Number of portfolio holdings	101
Portfolio turnover rate	16%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Eli Lilly & Co	8.9
Johnson & Johnson	7.3
AstraZeneca PLC	4.6
AbbVie Inc	4.1
UnitedHealth Group Inc	3.1
Asset Allocation (% of net assets)
Common Stocks	98.4
Private Placements	0.7
Investment Companies	0.4
Private Investment in Public Equity (PIPES)	0.2
Rights	0.0
Warrants	0.0
Other	0.3
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Eli Lilly & Co	8.9
Johnson & Johnson	7.3
AstraZeneca PLC	4.6
AbbVie Inc	4.1
UnitedHealth Group Inc	3.1

C000028956 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Life Sciences Fund
Class Name	Class T Shares
Trading Symbol	JAGLX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Global Life Sciences Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Life Sciences Fund (Class T Shares/JAGLX)	$48	0.90%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.90%	[93]
Net Assets	$ 5,198,000,000
Holdings Count | Holding	101
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$5,198M
Number of portfolio holdings	101
Portfolio turnover rate	16%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Eli Lilly & Co	8.9
Johnson & Johnson	7.3
AstraZeneca PLC	4.6
AbbVie Inc	4.1
UnitedHealth Group Inc	3.1
Asset Allocation (% of net assets)
Common Stocks	98.4
Private Placements	0.7
Investment Companies	0.4
Private Investment in Public Equity (PIPES)	0.2
Rights	0.0
Warrants	0.0
Other	0.3
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Eli Lilly & Co	8.9
Johnson & Johnson	7.3
AstraZeneca PLC	4.6
AbbVie Inc	4.1
UnitedHealth Group Inc	3.1

C000077601 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Real Estate Fund
Class Name	Class T Shares
Trading Symbol	JERTX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Global Real Estate Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Real Estate Fund (Class T Shares/JERTX)	$47	0.94%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.94%	[94]
Net Assets	$ 319,000,000
Holdings Count | Holding	58
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$319M
Number of portfolio holdings	58
Portfolio turnover rate	43%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Welltower Inc	7.6
Prologis Inc	7.3
Equinix Inc	6.0
Digital Realty Trust Inc	4.9
Ventas Inc	4.0
Asset Allocation (% of net assets)
Common Stocks	97.0
Investment Companies	2.6
Investments Purchased with Cash Collateral from Securities Lending	0.5
Other	(0.1)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Welltower Inc	7.6
Prologis Inc	7.3
Equinix Inc	6.0
Digital Realty Trust Inc	4.9
Ventas Inc	4.0

C000077600 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Real Estate Fund
Class Name	Class S Shares
Trading Symbol	JERSX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Global Real Estate Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Real Estate Fund (Class S Shares/JERSX)	$61	1.21%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.21%	[95]
Net Assets	$ 319,000,000
Holdings Count | Holding	58
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$319M
Number of portfolio holdings	58
Portfolio turnover rate	43%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Welltower Inc	7.6
Prologis Inc	7.3
Equinix Inc	6.0
Digital Realty Trust Inc	4.9
Ventas Inc	4.0
Asset Allocation (% of net assets)
Common Stocks	97.0
Investment Companies	2.6
Investments Purchased with Cash Collateral from Securities Lending	0.5
Other	(0.1)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Welltower Inc	7.6
Prologis Inc	7.3
Equinix Inc	6.0
Digital Realty Trust Inc	4.9
Ventas Inc	4.0

C000198287 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Real Estate Fund
Class Name	Class N Shares
Trading Symbol	JERNX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Global Real Estate Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Real Estate Fund (Class N Shares/JERNX)	$35	0.69%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.69%	[96]
Net Assets	$ 319,000,000
Holdings Count | Holding	58
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$319M
Number of portfolio holdings	58
Portfolio turnover rate	43%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Welltower Inc	7.6
Prologis Inc	7.3
Equinix Inc	6.0
Digital Realty Trust Inc	4.9
Ventas Inc	4.0
Asset Allocation (% of net assets)
Common Stocks	97.0
Investment Companies	2.6
Investments Purchased with Cash Collateral from Securities Lending	0.5
Other	(0.1)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Welltower Inc	7.6
Prologis Inc	7.3
Equinix Inc	6.0
Digital Realty Trust Inc	4.9
Ventas Inc	4.0

C000077599 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Real Estate Fund
Class Name	Class I Shares
Trading Symbol	JERIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Global Real Estate Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Real Estate Fund (Class I Shares/JERIX)	$39	0.78%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.78%	[97]
Net Assets	$ 319,000,000
Holdings Count | Holding	58
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$319M
Number of portfolio holdings	58
Portfolio turnover rate	43%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Welltower Inc	7.6
Prologis Inc	7.3
Equinix Inc	6.0
Digital Realty Trust Inc	4.9
Ventas Inc	4.0
Asset Allocation (% of net assets)
Common Stocks	97.0
Investment Companies	2.6
Investments Purchased with Cash Collateral from Securities Lending	0.5
Other	(0.1)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Welltower Inc	7.6
Prologis Inc	7.3
Equinix Inc	6.0
Digital Realty Trust Inc	4.9
Ventas Inc	4.0

C000083540 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Real Estate Fund
Class Name	Class D Shares
Trading Symbol	JNGSX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Global Real Estate Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
Additional Information Phone Number	1-800-525-3713
Additional Information Website	janushenderson.com/reports
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Real Estate Fund (Class D Shares/JNGSX)	$43	0.85%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%	[98]
Net Assets	$ 319,000,000
Holdings Count | Holding	58
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$319M
Number of portfolio holdings	58
Portfolio turnover rate	43%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Welltower Inc	7.6
Prologis Inc	7.3
Equinix Inc	6.0
Digital Realty Trust Inc	4.9
Ventas Inc	4.0
Asset Allocation (% of net assets)
Common Stocks	97.0
Investment Companies	2.6
Investments Purchased with Cash Collateral from Securities Lending	0.5
Other	(0.1)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Welltower Inc	7.6
Prologis Inc	7.3
Equinix Inc	6.0
Digital Realty Trust Inc	4.9
Ventas Inc	4.0

C000077598 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Real Estate Fund
Class Name	Class C Shares
Trading Symbol	JERCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Global Real Estate Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Real Estate Fund (Class C Shares/JERCX)	$91	1.80%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	1.80%	[99]
Net Assets	$ 319,000,000
Holdings Count | Holding	58
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$319M
Number of portfolio holdings	58
Portfolio turnover rate	43%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Welltower Inc	7.6
Prologis Inc	7.3
Equinix Inc	6.0
Digital Realty Trust Inc	4.9
Ventas Inc	4.0
Asset Allocation (% of net assets)
Common Stocks	97.0
Investment Companies	2.6
Investments Purchased with Cash Collateral from Securities Lending	0.5
Other	(0.1)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Welltower Inc	7.6
Prologis Inc	7.3
Equinix Inc	6.0
Digital Realty Trust Inc	4.9
Ventas Inc	4.0

C000077597 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Real Estate Fund
Class Name	Class A Shares
Trading Symbol	JERAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Global Real Estate Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Real Estate Fund (Class A Shares/JERAX)	$52	1.04%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.04%	[100]
Net Assets	$ 319,000,000
Holdings Count | Holding	58
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$319M
Number of portfolio holdings	58
Portfolio turnover rate	43%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Welltower Inc	7.6
Prologis Inc	7.3
Equinix Inc	6.0
Digital Realty Trust Inc	4.9
Ventas Inc	4.0
Asset Allocation (% of net assets)
Common Stocks	97.0
Investment Companies	2.6
Investments Purchased with Cash Collateral from Securities Lending	0.5
Other	(0.1)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Welltower Inc	7.6
Prologis Inc	7.3
Equinix Inc	6.0
Digital Realty Trust Inc	4.9
Ventas Inc	4.0

C000077618 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Forty Fund
Class Name	Class A Shares
Trading Symbol	JDCAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Forty Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Forty Fund (Class A Shares/JDCAX)	$41	0.87%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.87%	[101]
Net Assets	$ 20,539,000,000
Holdings Count | Holding	34
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$20,539M
Number of portfolio holdings	34
Portfolio turnover rate	14%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	12.9
Amazon.com Inc	8.6
Microsoft Corp	6.8
Broadcom Inc	5.6
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	5.5
Asset Allocation (% of net assets)
Common Stocks	99.9
Investment Companies	0.2
Other	(0.1)
Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	12.9
Amazon.com Inc	8.6
Microsoft Corp	6.8
Broadcom Inc	5.6
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	5.5

C000077619 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Forty Fund
Class Name	Class C Shares
Trading Symbol	JACCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Forty Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Forty Fund (Class C Shares/JACCX)	$70	1.49%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.49%	[102]
Net Assets	$ 20,539,000,000
Holdings Count | Holding	34
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$20,539M
Number of portfolio holdings	34
Portfolio turnover rate	14%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	12.9
Amazon.com Inc	8.6
Microsoft Corp	6.8
Broadcom Inc	5.6
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	5.5
Asset Allocation (% of net assets)
Common Stocks	99.9
Investment Companies	0.2
Other	(0.1)
Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	12.9
Amazon.com Inc	8.6
Microsoft Corp	6.8
Broadcom Inc	5.6
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	5.5

C000177054 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Forty Fund
Class Name	Class D Shares
Trading Symbol	JFRDX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Forty Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
Additional Information Phone Number	1-800-525-3713
Additional Information Website	janushenderson.com/reports
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Forty Fund (Class D Shares/JFRDX)	$30	0.65%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.65%	[103]
Net Assets	$ 20,539,000,000
Holdings Count | Holding	34
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$20,539M
Number of portfolio holdings	34
Portfolio turnover rate	14%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	12.9
Amazon.com Inc	8.6
Microsoft Corp	6.8
Broadcom Inc	5.6
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	5.5
Asset Allocation (% of net assets)
Common Stocks	99.9
Investment Companies	0.2
Other	(0.1)
Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	12.9
Amazon.com Inc	8.6
Microsoft Corp	6.8
Broadcom Inc	5.6
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	5.5

C000077620 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Forty Fund
Class Name	Class I Shares
Trading Symbol	JCAPX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Forty Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Forty Fund (Class I Shares/JCAPX)	$30	0.63%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.63%	[104]
Net Assets	$ 20,539,000,000
Holdings Count | Holding	34
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$20,539M
Number of portfolio holdings	34
Portfolio turnover rate	14%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	12.9
Amazon.com Inc	8.6
Microsoft Corp	6.8
Broadcom Inc	5.6
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	5.5
Asset Allocation (% of net assets)
Common Stocks	99.9
Investment Companies	0.2
Other	(0.1)
Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	12.9
Amazon.com Inc	8.6
Microsoft Corp	6.8
Broadcom Inc	5.6
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	5.5

C000114888 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Forty Fund
Class Name	Class N Shares
Trading Symbol	JFRNX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Forty Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Forty Fund (Class N Shares/JFRNX)	$26	0.55%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.55%	[105]
Net Assets	$ 20,539,000,000
Holdings Count | Holding	34
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$20,539M
Number of portfolio holdings	34
Portfolio turnover rate	14%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	12.9
Amazon.com Inc	8.6
Microsoft Corp	6.8
Broadcom Inc	5.6
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	5.5
Asset Allocation (% of net assets)
Common Stocks	99.9
Investment Companies	0.2
Other	(0.1)
Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	12.9
Amazon.com Inc	8.6
Microsoft Corp	6.8
Broadcom Inc	5.6
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	5.5

C000077621 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Forty Fund
Class Name	Class R Shares
Trading Symbol	JDCRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Forty Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Forty Fund (Class R Shares/JDCRX)	$60	1.28%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.28%	[106]
Net Assets	$ 20,539,000,000
Holdings Count | Holding	34
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$20,539M
Number of portfolio holdings	34
Portfolio turnover rate	14%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	12.9
Amazon.com Inc	8.6
Microsoft Corp	6.8
Broadcom Inc	5.6
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	5.5
Asset Allocation (% of net assets)
Common Stocks	99.9
Investment Companies	0.2
Other	(0.1)
Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	12.9
Amazon.com Inc	8.6
Microsoft Corp	6.8
Broadcom Inc	5.6
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	5.5

C000077622 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Forty Fund
Class Name	Class S Shares
Trading Symbol	JARTX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Forty Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Forty Fund (Class S Shares/JARTX)	$48	1.03%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	1.03%	[107]
Net Assets	$ 20,539,000,000
Holdings Count | Holding	34
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$20,539M
Number of portfolio holdings	34
Portfolio turnover rate	14%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	12.9
Amazon.com Inc	8.6
Microsoft Corp	6.8
Broadcom Inc	5.6
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	5.5
Asset Allocation (% of net assets)
Common Stocks	99.9
Investment Companies	0.2
Other	(0.1)
Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	12.9
Amazon.com Inc	8.6
Microsoft Corp	6.8
Broadcom Inc	5.6
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	5.5

C000077623 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Forty Fund
Class Name	Class T Shares
Trading Symbol	JACTX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Forty Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Forty Fund (Class T Shares/JACTX)	$36	0.77%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.77%	[108]
Net Assets	$ 20,539,000,000
Holdings Count | Holding	34
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$20,539M
Number of portfolio holdings	34
Portfolio turnover rate	14%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	12.9
Amazon.com Inc	8.6
Microsoft Corp	6.8
Broadcom Inc	5.6
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	5.5
Asset Allocation (% of net assets)
Common Stocks	99.9
Investment Companies	0.2
Other	(0.1)
Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	12.9
Amazon.com Inc	8.6
Microsoft Corp	6.8
Broadcom Inc	5.6
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	5.5

C000183900 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Equity Income Fund
Class Name	Class T Shares
Trading Symbol	HFQTX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Global Equity Income Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Equity Income Fund (Class T Shares/HFQTX)	$51	0.96%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.96%	[109]
Net Assets	$ 7,337,000,000
Holdings Count | Holding	66
Investment Company Portfolio Turnover	90.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$7,337M
Number of portfolio holdings	66
Portfolio turnover rate	90%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
TotalEnergies SE	4.2
Shell PLC	3.2
Nestle SA (REG)	3.0
Komatsu Ltd	2.9
Zurich Insurance Group AG	2.9
Asset Allocation (% of net assets)
Common Stocks	93.1
Investment Companies	4.3
Preferred Stocks	2.5
Other	0.1
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
TotalEnergies SE	4.2
Shell PLC	3.2
Nestle SA (REG)	3.0
Komatsu Ltd	2.9
Zurich Insurance Group AG	2.9

C000183899 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Equity Income Fund
Class Name	Class S Shares
Trading Symbol	HFQSX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Global Equity Income Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Equity Income Fund (Class S Shares/HFQSX)	$65	1.23%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.23%	[110]
Net Assets	$ 7,337,000,000
Holdings Count | Holding	66
Investment Company Portfolio Turnover	90.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$7,337M
Number of portfolio holdings	66
Portfolio turnover rate	90%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
TotalEnergies SE	4.2
Shell PLC	3.2
Nestle SA (REG)	3.0
Komatsu Ltd	2.9
Zurich Insurance Group AG	2.9
Asset Allocation (% of net assets)
Common Stocks	93.1
Investment Companies	4.3
Preferred Stocks	2.5
Other	0.1
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
TotalEnergies SE	4.2
Shell PLC	3.2
Nestle SA (REG)	3.0
Komatsu Ltd	2.9
Zurich Insurance Group AG	2.9

C000183897 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Equity Income Fund
Class Name	Class N Shares
Trading Symbol	HFQRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Global Equity Income Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Equity Income Fund (Class N Shares/HFQRX)	$38	0.72%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.72%	[111]
Net Assets	$ 7,337,000,000
Holdings Count | Holding	66
Investment Company Portfolio Turnover	90.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$7,337M
Number of portfolio holdings	66
Portfolio turnover rate	90%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
TotalEnergies SE	4.2
Shell PLC	3.2
Nestle SA (REG)	3.0
Komatsu Ltd	2.9
Zurich Insurance Group AG	2.9
Asset Allocation (% of net assets)
Common Stocks	93.1
Investment Companies	4.3
Preferred Stocks	2.5
Other	0.1
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
TotalEnergies SE	4.2
Shell PLC	3.2
Nestle SA (REG)	3.0
Komatsu Ltd	2.9
Zurich Insurance Group AG	2.9

C000183896 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Equity Income Fund
Class Name	Class I Shares
Trading Symbol	HFQIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Global Equity Income Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Equity Income Fund (Class I Shares/HFQIX)	$43	0.81%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.81%	[112]
Net Assets	$ 7,337,000,000
Holdings Count | Holding	66
Investment Company Portfolio Turnover	90.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$7,337M
Number of portfolio holdings	66
Portfolio turnover rate	90%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
TotalEnergies SE	4.2
Shell PLC	3.2
Nestle SA (REG)	3.0
Komatsu Ltd	2.9
Zurich Insurance Group AG	2.9
Asset Allocation (% of net assets)
Common Stocks	93.1
Investment Companies	4.3
Preferred Stocks	2.5
Other	0.1
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
TotalEnergies SE	4.2
Shell PLC	3.2
Nestle SA (REG)	3.0
Komatsu Ltd	2.9
Zurich Insurance Group AG	2.9

C000183895 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Equity Income Fund
Class Name	Class D Shares
Trading Symbol	HFQDX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Global Equity Income Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
Additional Information Phone Number	1-800-525-3713
Additional Information Website	janushenderson.com/reports
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Equity Income Fund (Class D Shares/HFQDX)	$45	0.85%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.85%	[113]
Net Assets	$ 7,337,000,000
Holdings Count | Holding	66
Investment Company Portfolio Turnover	90.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$7,337M
Number of portfolio holdings	66
Portfolio turnover rate	90%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
TotalEnergies SE	4.2
Shell PLC	3.2
Nestle SA (REG)	3.0
Komatsu Ltd	2.9
Zurich Insurance Group AG	2.9
Asset Allocation (% of net assets)
Common Stocks	93.1
Investment Companies	4.3
Preferred Stocks	2.5
Other	0.1
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
TotalEnergies SE	4.2
Shell PLC	3.2
Nestle SA (REG)	3.0
Komatsu Ltd	2.9
Zurich Insurance Group AG	2.9

C000183894 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Equity Income Fund
Class Name	Class C Shares
Trading Symbol	HFQCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Global Equity Income Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Equity Income Fund (Class C Shares/HFQCX)	$92	1.74%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	1.74%	[114]
Net Assets	$ 7,337,000,000
Holdings Count | Holding	66
Investment Company Portfolio Turnover	90.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$7,337M
Number of portfolio holdings	66
Portfolio turnover rate	90%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
TotalEnergies SE	4.2
Shell PLC	3.2
Nestle SA (REG)	3.0
Komatsu Ltd	2.9
Zurich Insurance Group AG	2.9
Asset Allocation (% of net assets)
Common Stocks	93.1
Investment Companies	4.3
Preferred Stocks	2.5
Other	0.1
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
TotalEnergies SE	4.2
Shell PLC	3.2
Nestle SA (REG)	3.0
Komatsu Ltd	2.9
Zurich Insurance Group AG	2.9

C000183893 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Equity Income Fund
Class Name	Class A Shares
Trading Symbol	HFQAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Global Equity Income Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Equity Income Fund (Class A Shares/HFQAX)	$59	1.11%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.11%	[115]
Net Assets	$ 7,337,000,000
Holdings Count | Holding	66
Investment Company Portfolio Turnover	90.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$7,337M
Number of portfolio holdings	66
Portfolio turnover rate	90%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
TotalEnergies SE	4.2
Shell PLC	3.2
Nestle SA (REG)	3.0
Komatsu Ltd	2.9
Zurich Insurance Group AG	2.9
Asset Allocation (% of net assets)
Common Stocks	93.1
Investment Companies	4.3
Preferred Stocks	2.5
Other	0.1
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
TotalEnergies SE	4.2
Shell PLC	3.2
Nestle SA (REG)	3.0
Komatsu Ltd	2.9
Zurich Insurance Group AG	2.9

C000183903 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson European Focus Fund
Class Name	Class A Shares
Trading Symbol	HFEAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson European Focus Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson European Focus Fund (Class A Shares/HFEAX)	$64	1.29%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.29%	[116]
Net Assets	$ 666,000,000
Holdings Count | Holding	49
Investment Company Portfolio Turnover	141.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$666M
Number of portfolio holdings	49
Portfolio turnover rate	141%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
ASML Holding NV	5.6
Novartis AG	4.3
Banco Santander SA	3.7
Erste Group Bank AG	3.7
TotalEnergies SE	3.6
Asset Allocation (% of net assets)
Common Stocks	92.7
Investment Companies	9.7
Investments Purchased with Cash Collateral from Securities Lending	0.0
Other	(2.4)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
ASML Holding NV	5.6
Novartis AG	4.3
Banco Santander SA	3.7
Erste Group Bank AG	3.7
TotalEnergies SE	3.6

C000183904 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson European Focus Fund
Class Name	Class C Shares
Trading Symbol	HFECX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson European Focus Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson European Focus Fund (Class C Shares/HFECX)	$101	2.04%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	2.04%	[117]
Net Assets	$ 666,000,000
Holdings Count | Holding	49
Investment Company Portfolio Turnover	141.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$666M
Number of portfolio holdings	49
Portfolio turnover rate	141%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
ASML Holding NV	5.6
Novartis AG	4.3
Banco Santander SA	3.7
Erste Group Bank AG	3.7
TotalEnergies SE	3.6
Asset Allocation (% of net assets)
Common Stocks	92.7
Investment Companies	9.7
Investments Purchased with Cash Collateral from Securities Lending	0.0
Other	(2.4)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
ASML Holding NV	5.6
Novartis AG	4.3
Banco Santander SA	3.7
Erste Group Bank AG	3.7
TotalEnergies SE	3.6

C000183905 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson European Focus Fund
Class Name	Class D Shares
Trading Symbol	HFEDX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson European Focus Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
Additional Information Phone Number	1-800-525-3713
Additional Information Website	janushenderson.com/reports
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson European Focus Fund (Class D Shares/HFEDX)	$54	1.09%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.09%	[118]
Net Assets	$ 666,000,000
Holdings Count | Holding	49
Investment Company Portfolio Turnover	141.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$666M
Number of portfolio holdings	49
Portfolio turnover rate	141%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
ASML Holding NV	5.6
Novartis AG	4.3
Banco Santander SA	3.7
Erste Group Bank AG	3.7
TotalEnergies SE	3.6
Asset Allocation (% of net assets)
Common Stocks	92.7
Investment Companies	9.7
Investments Purchased with Cash Collateral from Securities Lending	0.0
Other	(2.4)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
ASML Holding NV	5.6
Novartis AG	4.3
Banco Santander SA	3.7
Erste Group Bank AG	3.7
TotalEnergies SE	3.6

C000183906 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson European Focus Fund
Class Name	Class I Shares
Trading Symbol	HFEIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson European Focus Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson European Focus Fund (Class I Shares/HFEIX)	$53	1.07%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.07%	[119]
Net Assets	$ 666,000,000
Holdings Count | Holding	49
Investment Company Portfolio Turnover	141.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$666M
Number of portfolio holdings	49
Portfolio turnover rate	141%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
ASML Holding NV	5.6
Novartis AG	4.3
Banco Santander SA	3.7
Erste Group Bank AG	3.7
TotalEnergies SE	3.6
Asset Allocation (% of net assets)
Common Stocks	92.7
Investment Companies	9.7
Investments Purchased with Cash Collateral from Securities Lending	0.0
Other	(2.4)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
ASML Holding NV	5.6
Novartis AG	4.3
Banco Santander SA	3.7
Erste Group Bank AG	3.7
TotalEnergies SE	3.6

C000183907 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson European Focus Fund
Class Name	Class N Shares
Trading Symbol	HFERX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson European Focus Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson European Focus Fund (Class N Shares/HFERX)	$48	0.97%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.97%	[120]
Net Assets	$ 666,000,000
Holdings Count | Holding	49
Investment Company Portfolio Turnover	141.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$666M
Number of portfolio holdings	49
Portfolio turnover rate	141%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
ASML Holding NV	5.6
Novartis AG	4.3
Banco Santander SA	3.7
Erste Group Bank AG	3.7
TotalEnergies SE	3.6
Asset Allocation (% of net assets)
Common Stocks	92.7
Investment Companies	9.7
Investments Purchased with Cash Collateral from Securities Lending	0.0
Other	(2.4)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
ASML Holding NV	5.6
Novartis AG	4.3
Banco Santander SA	3.7
Erste Group Bank AG	3.7
TotalEnergies SE	3.6

C000183909 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson European Focus Fund
Class Name	Class S Shares
Trading Symbol	HFESX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson European Focus Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson European Focus Fund (Class S Shares/HFESX)	$68	1.37%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.37%	[121]
Net Assets	$ 666,000,000
Holdings Count | Holding	49
Investment Company Portfolio Turnover	141.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$666M
Number of portfolio holdings	49
Portfolio turnover rate	141%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
ASML Holding NV	5.6
Novartis AG	4.3
Banco Santander SA	3.7
Erste Group Bank AG	3.7
TotalEnergies SE	3.6
Asset Allocation (% of net assets)
Common Stocks	92.7
Investment Companies	9.7
Investments Purchased with Cash Collateral from Securities Lending	0.0
Other	(2.4)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
ASML Holding NV	5.6
Novartis AG	4.3
Banco Santander SA	3.7
Erste Group Bank AG	3.7
TotalEnergies SE	3.6

C000183910 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson European Focus Fund
Class Name	Class T Shares
Trading Symbol	HFETX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson European Focus Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson European Focus Fund (Class T Shares/HFETX)	$60	1.22%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.22%	[122]
Net Assets	$ 666,000,000
Holdings Count | Holding	49
Investment Company Portfolio Turnover	141.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$666M
Number of portfolio holdings	49
Portfolio turnover rate	141%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
ASML Holding NV	5.6
Novartis AG	4.3
Banco Santander SA	3.7
Erste Group Bank AG	3.7
TotalEnergies SE	3.6
Asset Allocation (% of net assets)
Common Stocks	92.7
Investment Companies	9.7
Investments Purchased with Cash Collateral from Securities Lending	0.0
Other	(2.4)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
ASML Holding NV	5.6
Novartis AG	4.3
Banco Santander SA	3.7
Erste Group Bank AG	3.7
TotalEnergies SE	3.6

C000219907 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Sustainable Equity Fund
Class Name	Class T Shares
Trading Symbol	JETTX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Global Sustainable Equity Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Sustainable Equity Fund (Class T Shares/JETTX)	$54	1.10%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.10%	[123]
Net Assets	$ 78,000,000
Holdings Count | Holding	54
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$78M
Number of portfolio holdings	54
Portfolio turnover rate	31%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	7.6
Microsoft Corp	4.9
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	4.6
Keysight Technologies Inc	3.5
McKesson Corp	3.4
Asset Allocation (% of net assets)
Common Stocks	98.3
Investment Companies	1.8
Other	(0.1)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	7.6
Microsoft Corp	4.9
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	4.6
Keysight Technologies Inc	3.5
McKesson Corp	3.4

C000219906 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Sustainable Equity Fund
Class Name	Class S Shares
Trading Symbol	JESSX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Global Sustainable Equity Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Sustainable Equity Fund (Class S Shares/JESSX)	$48	0.98%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.98%	[124]
Net Assets	$ 78,000,000
Holdings Count | Holding	54
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$78M
Number of portfolio holdings	54
Portfolio turnover rate	31%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	7.6
Microsoft Corp	4.9
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	4.6
Keysight Technologies Inc	3.5
McKesson Corp	3.4
Asset Allocation (% of net assets)
Common Stocks	98.3
Investment Companies	1.8
Other	(0.1)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	7.6
Microsoft Corp	4.9
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	4.6
Keysight Technologies Inc	3.5
McKesson Corp	3.4

C000225293 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Sustainable Equity Fund
Class Name	Class R Shares
Trading Symbol	JEGRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Global Sustainable Equity Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Sustainable Equity Fund (Class R Shares/JEGRX)	$55	1.13%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.13%	[125]
Net Assets	$ 78,000,000
Holdings Count | Holding	54
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$78M
Number of portfolio holdings	54
Portfolio turnover rate	31%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	7.6
Microsoft Corp	4.9
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	4.6
Keysight Technologies Inc	3.5
McKesson Corp	3.4
Asset Allocation (% of net assets)
Common Stocks	98.3
Investment Companies	1.8
Other	(0.1)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	7.6
Microsoft Corp	4.9
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	4.6
Keysight Technologies Inc	3.5
McKesson Corp	3.4

C000219908 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Sustainable Equity Fund
Class Name	Class N Shares
Trading Symbol	JETNX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Global Sustainable Equity Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Sustainable Equity Fund (Class N Shares/JETNX)	$42	0.86%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.86%	[126]
Net Assets	$ 78,000,000
Holdings Count | Holding	54
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$78M
Number of portfolio holdings	54
Portfolio turnover rate	31%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	7.6
Microsoft Corp	4.9
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	4.6
Keysight Technologies Inc	3.5
McKesson Corp	3.4
Asset Allocation (% of net assets)
Common Stocks	98.3
Investment Companies	1.8
Other	(0.1)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	7.6
Microsoft Corp	4.9
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	4.6
Keysight Technologies Inc	3.5
McKesson Corp	3.4

C000219912 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Sustainable Equity Fund
Class Name	Class I Shares
Trading Symbol	JEUIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Global Sustainable Equity Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Sustainable Equity Fund (Class I Shares/JEUIX)	$49	1.00%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	1.00%	[127]
Net Assets	$ 78,000,000
Holdings Count | Holding	54
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$78M
Number of portfolio holdings	54
Portfolio turnover rate	31%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	7.6
Microsoft Corp	4.9
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	4.6
Keysight Technologies Inc	3.5
McKesson Corp	3.4
Asset Allocation (% of net assets)
Common Stocks	98.3
Investment Companies	1.8
Other	(0.1)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	7.6
Microsoft Corp	4.9
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	4.6
Keysight Technologies Inc	3.5
McKesson Corp	3.4

C000219910 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Sustainable Equity Fund
Class Name	Class D Shares
Trading Symbol	JEDTX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Global Sustainable Equity Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
Additional Information Phone Number	1-800-525-3713
Additional Information Website	janushenderson.com/reports
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Sustainable Equity Fund (Class D Shares/JEDTX)	$48	0.99%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.99%	[128]
Net Assets	$ 78,000,000
Holdings Count | Holding	54
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$78M
Number of portfolio holdings	54
Portfolio turnover rate	31%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	7.6
Microsoft Corp	4.9
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	4.6
Keysight Technologies Inc	3.5
McKesson Corp	3.4
Asset Allocation (% of net assets)
Common Stocks	98.3
Investment Companies	1.8
Other	(0.1)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	7.6
Microsoft Corp	4.9
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	4.6
Keysight Technologies Inc	3.5
McKesson Corp	3.4

C000219911 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Sustainable Equity Fund
Class Name	Class C Shares
Trading Symbol	JECTX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Global Sustainable Equity Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Sustainable Equity Fund (Class C Shares/JECTX)	$68	1.40%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.40%	[129]
Net Assets	$ 78,000,000
Holdings Count | Holding	54
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$78M
Number of portfolio holdings	54
Portfolio turnover rate	31%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	7.6
Microsoft Corp	4.9
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	4.6
Keysight Technologies Inc	3.5
McKesson Corp	3.4
Asset Allocation (% of net assets)
Common Stocks	98.3
Investment Companies	1.8
Other	(0.1)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	7.6
Microsoft Corp	4.9
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	4.6
Keysight Technologies Inc	3.5
McKesson Corp	3.4

C000219909 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Sustainable Equity Fund
Class Name	Class A Shares
Trading Symbol	JEASX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Global Sustainable Equity Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Sustainable Equity Fund (Class A Shares/JEASX)	$60	1.23%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.23%	[130]
Net Assets	$ 78,000,000
Holdings Count | Holding	54
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$78M
Number of portfolio holdings	54
Portfolio turnover rate	31%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	7.6
Microsoft Corp	4.9
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	4.6
Keysight Technologies Inc	3.5
McKesson Corp	3.4
Asset Allocation (% of net assets)
Common Stocks	98.3
Investment Companies	1.8
Other	(0.1)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	7.6
Microsoft Corp	4.9
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	4.6
Keysight Technologies Inc	3.5
McKesson Corp	3.4

C000240132 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson U.S. Dividend Income Fund
Class Name	Class D Shares
Trading Symbol	JDDVX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson U.S. Dividend Income Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
Additional Information Phone Number	1-800-525-3713
Additional Information Website	janushenderson.com/reports
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson U.S. Dividend Income Fund (Class D Shares/JDDVX)	$41	0.81%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.81%	[131]
Net Assets	$ 60,000,000
Holdings Count | Holding	60
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$60M
Number of portfolio holdings	60
Portfolio turnover rate	44%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
JPMorgan Chase & Co	4.3
Chevron Corp	3.4
Johnson & Johnson	3.4
Alphabet Inc - Class C	3.1
Philip Morris International Inc	2.8
Asset Allocation (% of net assets)
Common Stocks	99.9
Other	0.1
Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
JPMorgan Chase & Co	4.3
Chevron Corp	3.4
Johnson & Johnson	3.4
Alphabet Inc - Class C	3.1
Philip Morris International Inc	2.8

C000240130 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson U.S. Dividend Income Fund
Class Name	Class I Shares
Trading Symbol	JIDVX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson U.S. Dividend Income Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson U.S. Dividend Income Fund (Class I Shares/JIDVX)	$36	0.72%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.72%	[132]
Net Assets	$ 60,000,000
Holdings Count | Holding	60
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$60M
Number of portfolio holdings	60
Portfolio turnover rate	44%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
JPMorgan Chase & Co	4.3
Chevron Corp	3.4
Johnson & Johnson	3.4
Alphabet Inc - Class C	3.1
Philip Morris International Inc	2.8
Asset Allocation (% of net assets)
Common Stocks	99.9
Other	0.1
Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
JPMorgan Chase & Co	4.3
Chevron Corp	3.4
Johnson & Johnson	3.4
Alphabet Inc - Class C	3.1
Philip Morris International Inc	2.8

C000240131 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson U.S. Dividend Income Fund
Class Name	Class N Shares
Trading Symbol	JNDVX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson U.S. Dividend Income Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson U.S. Dividend Income Fund (Class N Shares/JNDVX)	$35	0.69%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.69%	[133]
Net Assets	$ 60,000,000
Holdings Count | Holding	60
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$60M
Number of portfolio holdings	60
Portfolio turnover rate	44%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
JPMorgan Chase & Co	4.3
Chevron Corp	3.4
Johnson & Johnson	3.4
Alphabet Inc - Class C	3.1
Philip Morris International Inc	2.8
Asset Allocation (% of net assets)
Common Stocks	99.9
Other	0.1
Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
JPMorgan Chase & Co	4.3
Chevron Corp	3.4
Johnson & Johnson	3.4
Alphabet Inc - Class C	3.1
Philip Morris International Inc	2.8

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